UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

June 30, 2014

MFS® ALABAMA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 95.5%
Airport Revenue - 2.1%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 7/01/30	$1,000,000	$1,112,740

General Obligations - General Purpose - 11.3%
Auburn, AL, Sewer Rev., “H”, 5.625%, 12/01/33	$1,000,000	$1,171,680
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2/01/29	250,000	270,850
Guam Government, “A”, 6.75%, 11/15/29	260,000	283,590
Guam Government, “A”, 7%, 11/15/39	60,000	64,880
Huntsville, AL, School Warrants, “C”, 5%, 11/01/30	1,000,000	1,163,400
Jasper, AL, Warrants, 5%, 3/01/32	500,000	554,945
Madison, AL, Refunding Warrants, 5.15%, 2/01/39	1,000,000	1,078,860
Montgomery County, AL, Warrants, SYNCORA, 5%, 3/01/28	500,000	545,065
State of California, 6%, 11/01/39	550,000	660,330
State of Illinois, 5.5%, 7/01/33	55,000	61,049
State of Illinois, 5.5%, 7/01/38	160,000	174,072

		$6,028,721
General Obligations - Schools - 13.4%
Huntsville, AL, School Warrants, “B”, 5%, 9/01/29	$500,000	$557,470
Huntsville, AL, School Warrants, “C”, 5%, 11/01/22	500,000	603,450
Huntsville, AL, School Warrants, “C”, 5%, 11/01/29	200,000	233,924
Jefferson County, AL, School Warrants, AGM, 5.5%, 2/15/20	1,750,000	1,750,682
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2/01/29	880,000	944,539
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 9/01/34	1,000,000	1,082,100
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/35	490,000	167,168
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2/01/31	500,000	548,330
Sumter County, AL, School Warrants, 5.2%, 2/01/39	1,000,000	1,033,640
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C-1”, 0%, 8/01/32	495,000	221,423

		$7,142,726
Healthcare Revenue - Hospitals - 19.7%
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 11/01/25	$1,500,000	$1,504,515
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 11/15/39	750,000	791,917
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/36	500,000	502,645
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 6/01/39	750,000	846,893
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/36	300,000	324,645
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 9/01/36 (Put Date 9/01/18)	1,000,000	1,118,500
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	435,000	496,966
Health Care Authority for Baptist Health, AL, “D”, 5%, 11/15/21	875,000	903,709
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 6/01/30	1,000,000	1,069,520
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	255,000	283,338
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	265,000	270,997
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2/01/30	500,000	529,185
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	370,000	403,755
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 9/01/25	500,000	556,095
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	505,000	590,476
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	340,000	352,271

		$10,545,427
Healthcare Revenue - Long Term Care - 1.5%
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	$750,000	$787,358

Industrial Revenue - Other - 0.9%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$420,000	$484,781

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - 2.4%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 9/01/28	$200,000	$201,990
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 5/15/35	500,000	457,030
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/33	250,000	283,008
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/35	300,000	331,074

		$1,273,102
Miscellaneous Revenue - Other - 1.3%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$65,000	$66,994
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	95,000	97,703
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	495,000	544,361

		$709,058
Port Revenue - 1.1%
Alabama Port Authority Docks Facility, 6%, 10/01/40	$500,000	$568,640

Sales & Excise Tax Revenue - 2.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$325,000	$359,349
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/31	515,000	624,427
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	205,000	176,692

		$1,160,468
Single Family Housing - State - 0.9%
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 10/01/33	$440,000	$459,417

State & Local Agencies - 12.3%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/29	$1,000,000	$1,085,460
Alabama Public School & College Authority Rev., “A”, 5%, 2/01/26	500,000	593,225
Alabama Public School & College Authority Rev., “A”, 5%, 5/01/29 (Prerefunded 5/01/19)	1,000,000	1,180,800
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/25	800,000	947,632
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 3/01/32	500,000	554,850
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 7/01/30	385,000	423,850
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/30	35,000	39,017
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	145,000	165,351
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	225,000	187,083
Montgomery County, AL, Public Building Authority Rev., Warrants (Facilities Project), 5%, 3/01/27	1,050,000	1,228,794
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	155,000	168,001

		$6,574,063
Tax - Other - 1.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$95,000	$102,929
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	30,000	32,639
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	65,000	70,213
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	65,000	71,130
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	400,000	435,948
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	235,000	247,474

		$960,333
Tobacco - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	$90,000	$66,762
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	10,000	2,348

		$69,110
Toll Roads - 1.3%
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/29	$280,000	$153,734
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/31	465,000	230,584

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	$110,000	$121,209
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	180,000	190,733

		$696,260
Universities - Colleges - 10.6%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 6/01/34	$1,300,000	$1,377,610
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 9/01/39	1,000,000	1,131,050
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/38	1,000,000	1,079,430
University of Alabama, General Rev., NATL, 5%, 7/01/34	415,000	416,336
University of Alabama, General Rev., “A”, NATL, 5%, 7/01/29	425,000	426,449
University of South Alabama, University Rev., AMBAC, 5%, 12/01/29	1,000,000	1,086,290
University of South Alabama, University Rev., BHAC, 5%, 8/01/38	150,000	160,361

		$5,677,526
Universities - Secondary Schools - 0.5%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	$190,000	$248,127

Utilities - Investor Owned - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	$70,000	$76,370

Utilities - Municipal Owned - 4.9%
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, ASSD GTY, 5%, 8/01/37	$1,000,000	$1,082,590
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 11/01/25 (Prerefunded 11/01/15)	1,000,000	1,064,030
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	265,000	308,068
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	130,000	150,566

		$2,605,254
Utilities - Other - 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$295,000	$335,268

Water & Sewer Utility Revenue - 6.5%
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 6/01/39	$1,000,000	$1,040,300
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/34	750,000	829,500
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/44	345,000	243,304
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	300,000	337,131
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., AGM, 5%, 3/01/24 (Prerefunded 3/01/15)	1,000,000	1,032,370

		$3,482,605
Total Municipal Bonds		$50,997,354

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	126,129	$126,129
Total Investments		$51,123,483

Other Assets, Less Liabilities - 4.3%		2,279,096
Net Assets - 100.0%		$53,402,579

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

3

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$50,997,354	$—	$50,997,354
Mutual Funds	126,129	—	—	126,129
Total Investments	$126,129	$50,997,354	$—	$51,123,483

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$47,436,383
Gross unrealized appreciation	3,866,409
Gross unrealized depreciation	(179,309)
Net unrealized appreciation (depreciation)	$3,687,100

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	977,768	4,525,711	(5,377,350)	126,129

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$147	$126,129

6

QUARTERLY REPORT

June 30, 2014

MFS® ARKANSAS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 99.7%
General Obligations - General Purpose - 7.1%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 6/01/17	$1,840,000	$1,799,814
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 10/01/16	1,765,000	1,947,889
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/20	1,000,000	1,192,530
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/21	2,000,000	2,413,180
Arkansas Four-Lane Highway Construction & Improvement, 4%, 6/15/20	2,000,000	2,278,700
Guam Government, “A”, 6.75%, 11/15/29	515,000	561,726
Guam Government, “A”, 5.25%, 11/15/37	255,000	253,962
Guam Government, “A”, 7%, 11/15/39	65,000	70,286
Little Rock, AR, Capital Improvement Rev., 3%, 4/01/15	1,000,000	1,021,200
State of California, 6%, 11/01/39	1,160,000	1,392,696

		$12,931,983
General Obligations - Schools - 9.0%
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 6/01/15	$1,100,000	$1,097,294
Bentonville, AR, School District No. 6, “A”, 5%, 6/01/24	3,185,000	3,526,336
Crittenden County, AR, Community College District, 4.6%, 2/01/35	285,000	290,372
Crittenden County, AR, Community College District, 4.7%, 2/01/40	625,000	634,106
Crittenden County, AR, Community College District, 4%, 2/01/42	1,450,000	1,471,228
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 5/15/28	1,380,000	1,425,430
Pulaski County, AR, North Little Rock School District, “B”, 5%, 2/01/22	1,000,000	1,156,000
Pulaski, AR, Special School District Construction, 5%, 2/01/35	2,000,000	2,005,700
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/35	2,100,000	790,230
Springdale, AR, School District No. 050, “A”, 4.625%, 6/01/37	2,000,000	2,105,900
Van Buren, AR, School District No. 42, 4.5%, 4/01/31	375,000	380,486
Van Buren, AR, School District No. 42, 4.625%, 4/01/33	745,000	753,538
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C-1”, 0%, 8/01/32	1,655,000	740,315

		$16,376,935
Healthcare Revenue - Hospitals - 10.8%
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/32	$540,000	$548,780
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	420,000	479,829
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	510,000	566,676
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 6/01/28	1,000,000	1,122,010
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 11/01/32	1,085,000	1,185,124
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 6/01/26	2,000,000	2,256,940
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/25	510,000	573,964
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	545,000	609,174
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	395,000	442,321
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	470,000	480,636
Mena, AR, Hospital Rev., 4.25%, 8/01/21	400,000	404,064
Mena, AR, Hospital Rev., 4.6%, 8/01/24	615,000	622,355
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	255,000	286,793
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	355,000	387,387
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	490,000	521,845
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 1/15/39 (Prerefunded 11/15/15)	685,000	709,091
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital Foundation), AGM, 4%, 3/01/20	1,000,000	1,088,070
Pulaski County, AR, Public Facilities Board Health Facilities Rev. (Carti Project), 5.5%, 7/01/43	750,000	797,558
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/34	750,000	829,245
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/39	1,375,000	1,500,909
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	1,245,000	1,332,548

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2/01/35	$1,000,000	$1,007,050
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	990,000	1,157,567
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	675,000	699,361

		$19,609,297
Industrial Revenue - Other - 0.9%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$1,515,000	$1,748,674

Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	$100,000	$109,277

Miscellaneous Revenue - Other - 1.0%
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	$1,615,000	$1,776,048

Sales & Excise Tax Revenue - 8.8%
Bentonville, AR, Sales & Use Tax, AMBAC, 4.375%, 11/01/25	$880,000	$957,915
Bentonville, AR, Sales & Use Tax, 4%, 11/01/26	1,310,000	1,395,635
Cabot, AR, Sales & Use Tax , 5%, 6/01/26	700,000	798,168
Cabot, AR, Sales & Use Tax, 5%, 6/01/27	1,300,000	1,470,456
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	760,000	840,324
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/23	380,000	449,536
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/24	2,040,000	2,345,694
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	210,000	233,745
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	1,000,000	1,243,990
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	1,010,000	865,015
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 8/01/56	9,770,000	583,660
Rogers, AR, Sales & Use Tax Rev., 5%, 11/01/23	1,000,000	1,144,800
Rogers, AR, Sales & Use Tax Rev., 4.125%, 11/01/31	500,000	516,870
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/28	1,000,000	1,129,850
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/32	1,840,000	1,966,905

		$15,942,563
Single Family Housing Revenue - Local - 1.5%
Pulaski County, AR, Public Facilities Board Rev., Capital Appreciation, “C”, FNMA, 0%, 7/10/14	$2,750,000	$2,748,185

Single Family Housing - State - 0.9%
Arkansas Development Finance Authority Home Ownership Rev., Mortgage Backed Securities Program, “A”, GNMA, 4.85%, 7/01/27	$435,000	$436,379
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.625%, 1/01/35	185,000	191,440
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 7/01/31	585,000	588,551
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 7/01/28	415,000	420,852

		$1,637,222
State & Local Agencies - 4.2%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/34	$2,605,000	$2,867,245
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 5/15/34	500,000	529,160
Arkansas Development Finance Authority, Public Purpose Rev. (Arkansas Game & Fish Commission), AGM, 5%, 7/15/27	3,205,000	3,210,192
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/33	865,000	969,518

		$7,576,115
Tax - Other - 5.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$490,000	$530,895
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	65,000	70,717
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 8/01/15	1,055,000	1,061,847
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/34	3,000,000	3,352,590
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/23	810,000	856,891
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/24	1,685,000	1,776,479
Rogers, AR, School District 30, 4.75%, 2/01/32	935,000	938,347

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Others - continued
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	$135,000	$145,827
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	150,000	155,372
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	135,000	147,732
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	940,000	1,024,478
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	505,000	531,805

		$10,592,980
Tobacco - 2.7%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/26	$2,440,000	$1,537,102
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/27	2,470,000	1,480,123
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/28	500,000	284,895
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 5/15/39	290,000	264,408
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	480,000	469,301
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	305,000	226,249
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	2,485,000	599,780
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	35,000	8,218

		$4,870,076
Toll Roads - 0.3%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$230,000	$281,285
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	180,000	215,654

		$496,939
Transportation - Special Tax - 0.3%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 11/15/37	$490,000	$517,440

Universities - Colleges - 24.0%
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 4/01/35	$1,000,000	$1,007,150
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/31	2,500,000	2,656,475
Arkansas State University, Housing System Rev. (Jonesboro Campus), “C”, AMBAC, 5%, 3/01/32	2,595,000	2,835,582
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/27	545,000	595,489
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 12/01/26	500,000	525,700
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 1/01/23	1,070,000	1,164,930
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 7/01/48	1,605,000	1,735,583
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	85,000	73,352
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	140,000	114,787
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	60,000	47,757
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	30,000	23,412
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/24	1,000,000	1,061,960
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), 5%, 4/01/41	1,000,000	1,089,190
University Arkansas Auxiliary Enterprises Rev., 5%, 12/01/29	605,000	690,003
University Arkansas Auxiliary Enterprises Rev., “A”, 5%, 5/01/29	200,000	228,464
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/25	2,000,000	2,378,820
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 11/01/22	505,000	604,404
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 11/01/23	520,000	625,628
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 10/01/25	780,000	926,570
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/21	1,310,000	1,568,699
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/26	1,000,000	1,152,670

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
University of Arkansas Rev. (Fort Smith Campus), 5%, 12/01/28	$860,000	$973,210
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/23	250,000	270,295
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/24	250,000	268,215
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/25	500,000	530,945
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/26	305,000	319,338
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 12/01/34	750,000	811,275
University of Arkansas Rev., “A”, 5%, 11/01/33	1,000,000	1,109,280
University of Arkansas, Administration Building Rev. , “A”, 5%, 11/01/38	1,000,000	1,074,260
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 11/01/26 (Prerefunded 11/01/2014)	1,405,000	1,427,325
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 11/01/27 (Prerefunded 11/01/2014)	2,180,000	2,214,640
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 11/01/34 (Prerefunded 11/01/2014)	3,200,000	3,250,848
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 12/01/30	1,000,000	1,067,310
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 11/01/32	1,000,000	1,130,000
University of Arkansas, University Rev. (Monticello Campus), 4%, 12/01/35	600,000	607,266
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/16	750,000	808,523
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/17	725,000	803,307
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/19	320,000	365,533
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 11/01/36	2,500,000	2,683,300
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 9/01/40	1,950,000	2,025,953
University of Puerto Rico Rev., “Q”, 5%, 6/01/36	1,145,000	674,874

		$43,522,322
Utilities - Investor Owned - 1.0%
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/21	$750,000	$745,748
Independence County, AR, Pollution Control Rev. (Entergy Mississippi, Inc. Project), AMBAC, 4.9%, 7/01/22	1,000,000	1,011,440

		$1,757,188
Utilities - Municipal Owned - 7.3%
Benton, AR, Public Utility Rev., AMBAC, 5%, 9/01/31	$1,500,000	$1,618,035
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/32	1,130,000	1,233,440
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/36	1,165,000	1,253,785
Benton, AR, Public Utility Rev., AMBAC, 5%, 9/01/36	1,500,000	1,605,930
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/30	2,805,000	3,157,392
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	450,000	505,701
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	245,000	283,759
North Little Rock, AR, Electric Rev., “A”, ETM, NATL, 6.5%, 7/01/15	1,360,000	1,399,386
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/21	1,040,000	1,120,298
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/22	1,090,000	1,163,804

		$13,341,530
Utilities - Other - 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	$300,000	$342,987
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	155,000	177,418

		$520,405
Water & Sewer Utility Revenue - 13.7%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/32	$1,020,000	$1,133,333
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/22	1,500,000	1,786,950
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/23	795,000	936,979
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/24	1,000,000	1,173,690
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/25	1,500,000	1,751,130
Central Arkansas Water Rev., “B”, 4%, 10/01/14	880,000	888,316
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 7/01/37	175,000	113,111
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/44	1,195,000	842,750
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/21	1,545,000	1,770,585

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/22	$455,000	$510,455
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 10/01/32	2,000,000	2,216,260
Hot Springs, AR, Wastewater Rev., 4%, 12/01/19	510,000	563,989
Hot Springs, AR, Wastewater Rev., 5%, 12/01/20	500,000	582,300
Hot Springs, AR, Wastewater Rev., 5%, 12/01/21	650,000	756,431
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 12/01/37	1,260,000	1,341,434
Little Rock, AR, Sewer Rev., 5.5%, 10/01/30	750,000	863,880
Little Rock, AR, Sewer Rev., 5.75%, 10/01/38	1,000,000	1,159,800
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 6/01/33	750,000	769,665
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 10/01/37	3,000,000	3,238,050
Rogers, AR, Sewer Rev., AMBAC, 5%, 2/01/37	1,000,000	1,070,820
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 12/01/38	1,325,000	1,408,064

		$24,877,992
Total Municipal Bonds		$180,953,171

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	1,828,943	$1,828,943
Total Investments		$182,782,114

Other Assets, Less Liabilities - (0.7)%		(1,328,446)
Net Assets - 100.0%		$181,453,668

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$180,953,171	$—	$180,953,171
Mutual Funds	1,828,943	—	—	1,828,943
Total Investments	$1,828,943	$180,953,171	$—	$182,782,114

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$175,794,198
Gross unrealized appreciation	8,929,479
Gross unrealized depreciation	(1,941,563)
Net unrealized appreciation (depreciation)	$6,987,916

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	376,083	12,365,259	(10,912,399)	1,828,943

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$504	$1,828,943

7

QUARTERLY REPORT

June 30, 2014

MFS® CALIFORNIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.5%
Airport Revenue - 5.9%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$780,000	$879,403
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/29	3,000,000	3,380,640
Orange County, CA, Airport Rev., “A”, 5%, 7/01/31	1,310,000	1,458,960
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/21	1,500,000	1,736,490
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/31	850,000	920,253
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/25	2,000,000	2,272,980
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 3/01/23	2,345,000	2,564,281
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	2,560,000	2,789,069

		$16,002,076
General Obligations - General Purpose - 7.5%
Guam Government, “A”, 6.75%, 11/15/29	$85,000	$92,712
Guam Government, “A”, 5.25%, 11/15/37	815,000	811,683
Guam Government, “A”, 7%, 11/15/39	95,000	102,726
State of California, 5%, 11/01/21	2,485,000	2,994,475
State of California, 5%, 8/01/34	2,200,000	2,436,698
State of California, 5.25%, 4/01/35	2,545,000	2,879,718
State of California, 6%, 11/01/39	3,000,000	3,601,800
State of California, 5.5%, 3/01/40	3,670,000	4,174,992
State of California, 5.25%, 11/01/40	2,775,000	3,125,483

		$20,220,287
General Obligations - Schools - 10.0%
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/40	$5,315,000	$1,447,647
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/29	4,335,000	2,508,968
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 8/01/30	1,090,000	1,185,560
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2/01/32	1,000,000	397,060
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2/01/33	3,000,000	1,127,700
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/38	2,465,000	2,689,611
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/31	2,120,000	970,176
Huntington Beach, CA, Union High School District (Orange County), 5%, 8/01/21	1,130,000	1,373,459
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/45	870,000	420,288
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/33	500,000	201,535
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/28	1,440,000	780,307
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/29	3,385,000	1,874,071
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/23	600,000	712,026
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/34	1,235,000	449,886
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 8/01/18	2,350,000	2,182,633
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/41	1,235,000	1,358,858
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/21	4,300,000	3,640,122
Santa Monica, CA, Community College District (Election of 2002), Capital Appreciation, “C”, NATL, 0%, 8/01/27	2,000,000	1,097,980
Victor, CA, Elementary School District (Election of 2001), Capital Appreciation, “B”, 0%, 8/01/28	2,755,000	1,526,159
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C-1”, 0%, 8/01/32	2,445,000	1,093,696

		$27,037,742
Healthcare Revenue - Hospitals - 12.8%
California Health Facilities Financing Authority Rev. (Balance Providence), 6.5%, 10/01/38	$1,720,000	$2,121,018
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 7/01/29	1,500,000	1,720,020
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 7/01/23	2,000,000	2,005,940
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 11/01/29	2,000,000	2,346,780
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 10/01/39	1,000,000	1,132,880
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/33	1,500,000	1,849,725

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/38 (Prerefunded 10/01/2018)	$30,000	$36,924
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), 6%, 6/01/33	1,250,000	1,446,963
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 8/15/33	2,000,000	2,289,920
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/23	1,000,000	1,136,350
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 7/01/39	1,000,000	1,089,170
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/30	1,740,000	1,950,192
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/32	390,000	438,337
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/41	2,550,000	2,776,874
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 3/15/36	3,000,000	3,289,860
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	1,805,000	1,895,918
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/41	1,000,000	1,151,840
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2/01/41	2,550,000	2,651,694
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 7/01/39	1,000,000	1,092,439
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	2,000,000	2,006,699

		$34,429,543
Healthcare Revenue - Long Term Care - 3.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/41	$850,000	$940,687
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/35	1,270,000	1,297,559
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	1,500,000	1,593,225
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/47	1,785,000	1,823,306
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/42	750,000	787,695
Eden Township, CA, Healthcare District, COP, 6.125%, 6/01/34	1,090,000	1,176,295
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2/15/25	895,000	901,292

		$8,520,059
Miscellaneous Revenue - Entertainment & Tourism - 0.2%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 7/01/18 (n)	$620,000	$620,174

Miscellaneous Revenue - Other - 2.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 7/01/37 (Prerefunded 07/01/2015)	$4,115,000	$4,427,370
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2/01/33	1,340,000	1,431,669

		$5,859,039
Sales & Excise Tax Revenue - 1.5%
Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Rev., “A”, 5%, 7/01/20	$2,750,000	$3,319,085
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	930,000	801,576

		$4,120,661
Single Family Housing - State - 3.4%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	$1,760,000	$1,763,749
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	2,000,000	2,030,840
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	1,500,000	1,519,980
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	3,240,000	3,335,710
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/38	455,000	467,745

		$9,118,024
State & Agency - Other - 0.5%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 1/01/18	$1,250,000	$1,350,788

State & Local Agencies - 6.9%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 1/01/19	$465,000	$531,821
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/28	2,120,000	2,425,556
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 4/01/26	2,000,000	2,367,280

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
California Public Works Board Lease Rev., Department of General Services, 6.25%, 4/01/34	$1,500,000	$1,744,275
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 11/01/20	1,565,000	1,570,509
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.902%, 6/01/37	2,320,000	1,782,062
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 6/01/35	1,745,000	1,795,692
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/22	3,000,000	3,185,130
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	2,100,000	2,165,646
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 3/01/40	1,000,000	1,071,550

		$18,639,521
Tax - Other - 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$445,000	$482,140
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	145,000	157,754

		$639,894
Tax Assessment - 12.9%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 9/01/33	$3,700,000	$3,794,276
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 10/01/27	3,350,000	3,355,528
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 12/01/24	1,750,000	1,840,545
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/31	1,000,000	1,077,570
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 9/02/23	340,000	390,493
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 9/01/37	1,000,000	1,039,320
Lee Lake, CA, Public Financing Authority Senior Lien Rev., “A”, 5.125%, 9/01/35	1,000,000	1,069,690
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	340,000	401,839
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	340,000	400,965
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. (Hollywood/North Hollywood Project), “A”, 5%, 7/01/21	2,300,000	2,699,096
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/33	840,000	911,106
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 8/15/17	255,000	255,788
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), 5%, 8/01/28	650,000	731,010
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), N, 5%, 8/01/29	1,350,000	1,508,531
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/33	1,000,000	1,051,900
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation (Successor Agency to The), 5%, 9/01/32	2,625,000	2,937,690
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 10/01/37	1,900,000	1,905,111
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 9/01/25	2,360,000	2,450,128
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 9/01/20	1,250,000	1,254,300
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 8/01/32	1,000,000	1,132,650
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 8/01/39	1,000,000	1,136,430
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	750,000	807,165
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/22	1,360,000	1,568,311
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/23	1,000,000	1,153,070

		$34,872,512
Tobacco - 1.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	$1,915,000	$1,517,235
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,800,000	2,089,638
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	3,655,000	882,171
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	50,000	11,739

		$4,500,783
Toll Roads - 0.7%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/44	$1,680,000	$1,858,685

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - 10.1%
California Educational Facilities Authority Rev., 5%, 2/01/17	$545,000	$583,030
California Educational Facilities Authority Rev., 5%, 2/01/26 (Prerefunded 02/01/2017)	325,000	363,389
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 3/01/33	1,500,000	1,681,965
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/25	800,000	828,992
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/36	1,150,000	1,157,728
California Educational Facilities Authority Rev. (Pitzer College), 6%, 4/01/40	3,000,000	3,435,720
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/30	1,760,000	2,110,557
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 11/01/29	1,265,000	1,417,357
California Educational Facilities Authority Rev., ETM, 5%, 2/01/17	140,000	156,537
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	2,000,000	2,258,120
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 6/01/30	1,500,000	1,745,955
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	1,500,000	1,713,330
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 4/01/34	1,500,000	1,774,260
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/28	2,125,000	2,599,725
California State University Rev., “A”, 5%, 11/01/24	2,130,000	2,492,228
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/43	1,270,000	1,271,232
Oakland, CA, Joint Powers Financing Authority Rev., “A-1”, ASSD GTY, 5.25%, 1/01/17	1,375,000	1,516,460

		$27,106,585
Universities - Dormitories - 1.5%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	$2,000,000	$1,955,520
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	2,000,000	2,148,540

		$4,104,060
Universities - Secondary Schools - 1.7%
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/32	$825,000	$847,028
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/34	530,000	537,913
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/44	470,000	473,107
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/47	1,270,000	1,269,251
California Statewide Communities Development Authority, School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/46	1,300,000	1,316,250

		$4,443,549
Utilities - Cogeneration - 0.4%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	$675,000	$692,435
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	350,000	355,831

		$1,048,266
Utilities - Investor Owned - 0.8%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/40	$2,000,000	$2,117,040

Utilities - Municipal Owned - 6.2%
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2/01/30 (Prerefunded 02/01/2015)	$3,755,000	$3,882,933
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/25	1,015,000	1,156,247
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/26	1,245,000	1,410,498
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 7/01/43	2,890,000	3,173,104
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 8/15/25	2,130,000	2,446,688
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 1/01/29	2,000,000	2,339,239
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/41	2,130,000	2,290,750

		$16,699,459
Utilities - Other - 2.5%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	$1,750,000	$2,371,425
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/22	2,210,000	2,514,074

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/33	$1,655,000	$1,833,624

		$6,719,123
Water & Sewer Utility Revenue - 4.7%
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/24	$3,500,000	$4,251,135
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 7/01/37	240,000	155,124
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/44	740,000	521,870
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 7/01/40	525,000	558,847
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 1/01/40	2,560,000	2,989,594
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 9/01/34	2,000,000	1,994,820
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 5/15/28	350,000	397,408
Soquel Creek, CA, Water District, COP, 5%, 3/01/43	1,715,000	1,860,312

		$12,729,110
Total Municipal Bonds		$262,756,980

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	4,962,437	$4,962,437
Total Investments		$267,719,417

Other Assets, Less Liabilities - 0.7%		1,855,576
Net Assets - 100.0%		$269,574,993

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $620,174, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Program
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$262,756,980	$—	$262,756,980
Mutual Funds	4,962,437	—	—	4,962,437
Total Investments	$4,962,437	$262,756,980	$—	$267,719,417

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$246,966,864
Gross unrealized appreciation	21,752,541
Gross unrealized depreciation	(999,988)
Net unrealized appreciation (depreciation)	$20,752,553

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,557,972	15,231,119	(11,826,654)	4,962,437

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$786	$4,962,437

7

QUARTERLY REPORT

June 30, 2014

MFS® GEORGIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 95.0%
Airport Revenue - 3.8%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 1/01/29	$750,000	$767,970
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/33	1,000,000	1,126,310
Augusta, GA, Airport Rev., “B”, 5.35%, 1/01/28	350,000	352,237

		$2,246,517
General Obligations - General Purpose - 8.2%
DeKalb County, GA, General Obligation, 4%, 1/01/17	$1,000,000	$1,085,090
Gilmer County, GA, Building Authority Rev. (Courthouse Project), “A”, SYNCORA, 5%, 4/01/29	500,000	518,975
Guam Government, “A”, 6.75%, 11/15/29	185,000	201,785
Guam Government, “A”, 5.25%, 11/15/37	100,000	99,593
Guam Government, “A”, 7%, 11/15/39	25,000	27,033
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/21	510,000	572,297
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 7/01/38	500,000	545,345
State of California, 6%, 11/01/39	420,000	504,252
State of Georgia, “E”, 5%, 7/01/16	1,000,000	1,093,390
State of Illinois, 5.5%, 7/01/33	65,000	72,149
State of Illinois, 5.5%, 7/01/38	190,000	206,711

		$4,926,620
General Obligations - Schools - 6.1%
Forsyth County, GA, School District, 5%, 2/01/18	$610,000	$697,627
Gwinnett County, GA, School District, 5%, 2/01/21	1,000,000	1,203,160
Gwinnett County, GA, School District, 5%, 2/01/29	1,000,000	1,201,200
Jefferson, GA, School District, “A”, 5.25%, 2/01/29	500,000	574,085

		$3,676,072
Healthcare Revenue - Hospitals - 18.3%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 8/01/34	$750,000	$809,760
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/32	1,000,000	1,114,170
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 4/01/34	500,000	581,125
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/28	500,000	541,550
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	500,000	525,955
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 11/15/39	750,000	826,403
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	350,000	399,858
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 6/15/37	700,000	750,617
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.25%, 2/15/34	500,000	506,560
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “B”, 5%, 2/15/33	500,000	528,255
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 8/01/38	300,000	339,888
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	200,000	222,226
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	45,000	49,681
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	65,000	70,460
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	200,000	223,550
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	135,000	151,173
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	45,000	52,612
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	130,000	141,860
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	180,000	191,698
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/29	355,000	393,698
Richmond County, GA, Development Authority Rev., Capital Appreciation, ETM, 0%, 12/01/21	225,000	194,574
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 1/01/36	750,000	797,415
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.125%, 11/01/30	500,000	536,055
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.375%, 11/01/40	500,000	535,475
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	385,000	450,165

		$10,934,783

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - 1.7%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2/15/34	$150,000	$151,512
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 11/15/39	200,000	223,278
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/37	200,000	200,602
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 12/01/21	500,000	432,390

		$1,007,782
Industrial Revenue - Environmental Services - 0.9%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 7/01/16	$500,000	$545,255

Industrial Revenue - Paper - 1.2%
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	$150,000	$152,976
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 3/01/17	500,000	551,030

		$704,006
Miscellaneous Revenue - Other - 2.6%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	$285,000	$332,438
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	75,000	77,301
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	110,000	113,130
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/35	90,000	98,243
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	560,000	615,843
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	310,000	331,251

		$1,568,206
Sales & Excise Tax Revenue - 1.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$265,000	$306,806
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	170,000	178,697
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	65,000	70,857
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	70,000	77,915
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 7/01/37	250,000	271,085
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	280,000	239,806

		$1,145,166
Single Family Housing Revenue - Local - 0.9%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 5/20/40	$500,000	$520,375

Single Family Housing - State - 0.7%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	$300,000	$303,996
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 4.5%, 12/01/24	90,000	90,256

		$394,252
State & Agency - Other - 2.7%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/40	$500,000	$524,785
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), “B”, 5%, 7/01/32	1,000,000	1,113,400

		$1,638,185
State & Local Agencies - 2.1%
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 5/01/38	$1,000,000	$1,097,860
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	115,000	131,140

		$1,229,000
Tax - Other - 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$75,000	$81,260
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	25,000	27,199

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	$50,000	$54,010
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	50,000	54,714
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	190,000	207,075
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	180,000	189,554

		$613,812
Tax Assessment - 0.5%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 1/01/30	$150,000	$155,952
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 1/01/31	125,000	126,146

		$282,098
Tobacco - 1.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$235,000	$272,814
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	90,000	67,631
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	335,000	248,503
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	840,000	202,742
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	10,000	2,348

		$794,038
Toll Roads - 0.8%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$80,000	$97,838
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	60,000	71,885
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	120,000	132,228
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	190,000	201,330

		$503,281
Transportation - Special Tax - 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/28	$185,000	$192,715

Universities - Colleges - 16.5%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 6/15/35	$500,000	$552,840
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 6/15/24	250,000	278,548
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 6/15/31	250,000	269,263
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 6/01/34	500,000	534,265
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 7/01/32	500,000	529,905
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 7/01/39	500,000	525,505
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 7/01/38	500,000	529,865
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 7/15/39	1,000,000	1,126,810
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 7/15/35	750,000	797,280
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 7/01/34	500,000	540,730
Dekalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 7/01/34	500,000	571,335
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 6/01/32	500,000	535,455
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 6/15/34	300,000	342,165
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	100,000	105,438
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	100,000	104,321
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	275,000	316,632
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	65,000	70,547
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/24	500,000	570,325
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/27	350,000	386,656

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	$25,000	$21,574
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	45,000	36,896
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/31	55,000	50,633
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 6/15/39	500,000	539,485
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 6/15/35	500,000	555,555

		$9,892,028
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	$75,000	$78,648

Utilities - Investor Owned - 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	$160,000	$174,560

Utilities - Municipal Owned - 4.3%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 1/01/20	$995,000	$1,148,668
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/25	500,000	567,070
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/26	500,000	562,815
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	160,000	179,805
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	100,000	115,820

		$2,574,178
Utilities - Other - 3.2%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	$910,000	$1,047,765
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 3/15/19	250,000	279,308
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	225,000	255,713
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/20	250,000	286,256
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	40,000	42,052

		$1,911,094
Water & Sewer Utility Revenue - 15.6%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 1/01/33	$500,000	$577,070
Augusta, GA, Water & Sewer Rev., AGM, 5.25%, 10/01/34	1,000,000	1,009,930
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/21	385,000	461,430
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/28	800,000	884,064
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 7/01/37	60,000	38,781
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/44	420,000	296,197
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	1,000,000	1,139,890
DeKalb County, GA, Water & Sewer Rev., “B”, 5.25%, 10/01/25	1,000,000	1,228,380
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/23	500,000	582,650
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/26	500,000	585,530
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 7/01/40	60,000	63,868
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/27	1,000,000	1,233,080
Henry County, GA, Water & Sewer Authority Rev., 5.25%, 2/01/28	1,000,000	1,218,130

		$9,319,000
Total Municipal Bonds		$56,871,671

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	866,640	$866,640
Total Investments		$57,738,311

Other Assets, Less Liabilities - 3.6%		2,127,774
Net Assets - 100.0%		$59,866,085

4

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$56,871,671	$—	$56,871,671
Mutual Funds	866,640	—	—	866,640
Total Investments	$866,640	$56,871,671	$—	$57,738,311

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$53,916,196
Gross unrealized appreciation	4,066,251
Gross unrealized depreciation	(244,136)
Net unrealized appreciation (depreciation)	$3,822,115

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	983,637	3,763,798	(3,880,795)	866,640

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$189	$866,640

7

QUARTERLY REPORT

June 30, 2014

MFS® MARYLAND MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 95.6%
Airport Revenue - 0.9%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 10/01/39	$750,000	$811,703

General Obligations - General Purpose - 18.5%
Anne Arundel County, MD, General Improvement, 5%, 4/01/25	$2,000,000	$2,368,540
Baltimore County, MD, Metropolitan District, “C”, 4%, 9/01/17	2,000,000	2,208,620
Baltimore County, MD, Public Improvement, 5%, 2/01/21	1,000,000	1,203,160
Baltimore County, MD, Public Improvement, 5%, 2/01/28	2,000,000	2,337,160
Guam Government, “A”, 6.75%, 11/15/29	70,000	76,351
Guam Government, “A”, 7%, 11/15/39	80,000	86,506
Howard County, MD, Consolidated Public Improvement, “A”, 5%, 2/15/16	1,100,000	1,184,062
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 9/15/30	1,500,000	1,728,555
State of California, 6%, 11/01/39	720,000	864,432
State of Illinois, 5.5%, 7/01/33	90,000	99,899
State of Illinois, 5.5%, 7/01/38	275,000	299,186
State of Maryland, 5%, 8/01/20	3,500,000	3,965,465
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/21	500,000	605,340

		$17,027,276
General Obligations - Schools - 0.4%
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C-1”, 0%, 8/01/32	$850,000	$380,222

Healthcare Revenue - Hospitals - 20.8%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	$590,000	$674,046
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	345,000	383,340
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	370,000	413,568
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	575,000	643,885
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	640,000	654,483
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), 5%, 7/01/40	1,000,000	1,056,450
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39	1,000,000	1,203,590
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 7/01/37	1,000,000	1,051,080
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/29	750,000	751,650
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), “A”, 4%, 7/01/38	1,000,000	949,620
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 5/15/26	250,000	283,133
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “C”, 5%, 5/15/38	330,000	366,643
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/38	1,000,000	1,166,580
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 8/15/33	635,000	637,578
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “A”, 5%, 8/15/41	505,000	534,921
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 7/01/42	750,000	787,283
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 7/01/36	1,000,000	1,033,920
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 7/01/16	1,000,000	1,004,090
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 7/01/35	500,000	508,345
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 7/01/31	645,000	683,242
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 7/01/41	500,000	515,010
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 1/01/38	500,000	511,725
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.299%, 8/26/22 (p)	1,050,000	1,249,017
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 12/01/40	1,000,000	1,089,650
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	480,000	523,790
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/29	415,000	486,695

		$19,163,334

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - 1.8%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligated Group), “A”, 5.125%, 1/01/36	$400,000	$402,460
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	750,000	813,540
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 1/01/37	300,000	302,154
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	55,000	62,365
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	85,000	95,372

		$1,675,891
Healthcare Revenue - Other - 0.8%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/19	$140,000	$151,348
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/29	565,000	585,679

		$737,027
Industrial Revenue - Other - 0.6%
Maryland Economic Development Corp., Pollution Control Rev. (CNX Marine Terminals, Inc.), 5.75%, 9/01/25	$500,000	$545,340

Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	$100,000	$109,277

Miscellaneous Revenue - Other - 1.0%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$105,000	$108,221
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	160,000	164,552
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/35	120,000	130,991
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	450,000	480,848

		$884,612
Multi-Family Housing Revenue - 4.2%
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.05%, 7/01/47	$1,000,000	$1,008,720
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FNMA, 5%, 1/01/39	500,000	504,365
Montgomery County, MD, Housing Opportunities Commission, Multifamily & Reconstruction Development Rev., “D”, 3.25%, 7/01/37	1,500,000	1,350,735
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 7/01/37	1,000,000	1,049,650

		$3,913,470
Parking - 1.5%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 7/01/34	$1,385,000	$1,385,485

Port Revenue - 0.6%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 6/01/35	$550,000	$575,465

Sales & Excise Tax Revenue - 1.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$435,000	$480,975
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	260,000	273,302
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	80,000	87,209
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	90,000	100,176
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	5,000	6,037
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	145,000	124,977
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	530,000	470,900

		$1,543,576
Single Family Housing - State - 3.1%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 9/01/34	$1,500,000	$1,540,680
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 7/01/16	150,000	150,179
Maryland Community Development Administration, Department of Housing & Community Development, “I”, 6%, 3/01/41	125,000	127,054
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 7/01/26	1,000,000	1,005,880

		$2,823,793

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Agency - Other - 3.4%
Howard County, MD, COP, “A”, 8%, 8/15/19	$805,000	$1,074,434
Howard County, MD, COP, “B”, 8%, 8/15/19	385,000	513,860
Howard County, MD, COP, “B”, 8.15%, 2/15/21	450,000	629,874
Howard County, MD, COP, “C”, 8%, 8/15/19	680,000	907,596

		$3,125,764
State & Local Agencies - 2.6%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/34	$370,000	$422,092
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	180,000	205,263
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 6/15/20	1,690,000	1,812,677

		$2,440,032
Tax - Other - 1.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$325,000	$352,125
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	45,000	48,958
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	520,000	566,732
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	285,000	300,128

		$1,267,943
Tax Assessment - 4.0%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$350,000	$373,205
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/40	300,000	320,493
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	400,000	427,672
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 7/01/36	240,000	242,700
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 7/01/40	1,500,000	1,567,050
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/44	230,000	236,893
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/34	500,000	501,965

		$3,669,978
Tobacco - 1.6%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$215,000	$249,596
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	165,000	123,991
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	930,000	689,874
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	1,280,000	308,941
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	15,000	3,522
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/21	125,000	125,016

		$1,500,940
Transportation - Special Tax - 2.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/33	$1,365,000	$1,368,262
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/32	485,000	549,544

		$1,917,806
Universities - Colleges - 6.4%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 10/01/18	$110,000	$110,186
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/34	500,000	542,825
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 7/01/37	1,500,000	1,681,260
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 6/01/30	750,000	772,425
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/35	1,000,000	1,053,580
Morgan State University, Academic & Auxiliary Facilities Fees Rev., NATL, 6.05%, 7/01/15	335,000	343,864
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/30	150,000	167,903
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/32	440,000	488,919
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	480,000	552,667
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	30,000	25,889

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	$135,000	$110,688
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/31	85,000	78,251

		$5,928,457
Universities - Dormitories - 4.0%
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/27	$500,000	$521,540
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/30	300,000	308,874
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/22	2,350,000	2,849,493

		$3,679,907
Universities - Secondary Schools - 0.8%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	$265,000	$346,071
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 5/01/35	400,000	419,176

		$765,247
Utilities - Investor Owned - 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	$275,000	$300,025

Utilities - Municipal Owned - 0.8%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	$460,000	$534,759
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	185,000	214,267

		$749,026
Utilities - Other - 1.4%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$400,000	$454,600
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	195,000	222,942
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	100,000	114,463
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	140,000	161,067
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	235,000	265,557
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	55,000	57,822

		$1,276,451
Water & Sewer Utility Revenue - 10.8%
Baltimore, MD, Subordinate Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “C”, 5%, 7/01/27	$1,015,000	$1,185,297
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “B”, 5%, 7/01/42	1,320,000	1,475,377
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.88%, 7/01/20 (p)	2,750,000	3,448,170
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 7/01/20	1,600,000	1,803,104
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 7/01/33	695,000	455,218
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 7/01/37	85,000	54,940
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/44	295,000	208,043
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	50,000	64,120
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 4/01/32	1,125,000	1,252,283

		$9,946,552
Total Municipal Bonds		$88,144,599

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	1,525,755	$1,525,755
Total Investments		$89,670,354

Other Assets, Less Liabilities - 2.8%		2,552,819
Net Assets - 100.0%		$92,223,173

4

Portfolio of Investments (unaudited) – continued

(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	LEVRRS	Leveraged Reverse Rate Security
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$88,144,599	$—	$88,144,599
Mutual Funds	1,525,755	—	—	1,525,755
Total Investments	$1,525,755	$88,144,599	$—	$89,670,354

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$84,606,720
Gross unrealized appreciation	5,624,029
Gross unrealized depreciation	(560,395)
Net unrealized appreciation (depreciation)	$5,063,634

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,522,303	4,484,117	(4,480,665)	1,525,755

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$257	$1,525,755

7

QUARTERLY REPORT

June 30, 2014

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.4%
General Obligations - General Purpose - 9.1%
Boston, MA, “B”, 4%, 4/01/19	$2,000,000	$2,263,420
Boston, MA, “B”, 4%, 4/01/21	1,870,000	2,146,797
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/23	1,000,000	1,236,730
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/28	2,225,000	2,784,699
Commonwealth of Massachusetts, “C”, NATL, 5.5%, 12/01/19	4,000,000	4,849,400
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 8/01/32	4,815,000	5,287,929
Guam Government, “A”, 6.75%, 11/15/29	685,000	747,150
Guam Government, “A”, 5.25%, 11/15/37	395,000	393,392
Guam Government, “A”, 7%, 11/15/39	75,000	81,100
State of California, 6%, 11/01/39	1,555,000	1,866,933

		$21,657,550
General Obligations - Schools - 1.2%
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/35	$2,740,000	$1,031,062
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/38	3,375,000	971,764
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C-1”, 0%, 8/01/32	2,170,000	970,684

		$2,973,510
Healthcare Revenue - Hospitals - 11.5%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	$1,315,000	$1,502,322
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	235,000	259,445
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	345,000	373,980
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	745,000	832,724
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	520,000	582,296
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,180,000	1,206,703
Massachusetts Development Finance Agency Rev. (Children’s Hospital), “P”, 5%, 10/01/32	1,000,000	1,145,770
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/43	1,000,000	1,075,020
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/32	1,000,000	1,203,920
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 7/01/36	500,000	557,200
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 7/01/38	2,000,000	2,109,480
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 12/01/39	1,500,000	1,676,115
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 12/01/39	1,000,000	1,136,280
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 10/01/18	1,085,000	1,086,052
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 8/15/37	1,550,000	1,629,841
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “G”, 5%, 7/01/32	2,000,000	2,169,900
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J-1”, 5%, 7/01/39	2,000,000	2,188,140
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 7/01/34	1,375,000	1,521,836
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 7/01/19	280,000	280,582
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/29	1,000,000	1,069,130
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	430,000	502,735
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	325,000	365,521
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	655,000	697,568
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	35,000	37,574
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	165,000	186,633
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	395,000	448,357
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	1,355,000	1,584,347

		$27,429,471
Healthcare Revenue - Long Term Care - 1.3%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	$500,000	$520,465
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 12/01/30	525,000	559,808

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	$352,582	$301,098
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	18,820	13,684
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	93,608	702
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 1/01/33	500,000	523,690
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	1,000,000	1,072,360
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	20,000	22,982
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	130,000	150,528

		$3,165,317
Healthcare Revenue - Other - 0.9%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 12/01/37	$2,000,000	$2,105,700

Human Services - 0.5%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 1/01/35	$1,200,000	$1,201,152

Industrial Revenue - Airlines - 0.8%
Massachusetts Port Authority Special Facilities Rev. (U.S. Airways Project), NATL, 5.875%, 9/01/16	$1,900,000	$1,906,118

Industrial Revenue - Environmental Services - 0.6%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	$1,535,000	$1,539,759

Industrial Revenue - Other - 0.1%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$195,000	$225,077

Miscellaneous Revenue - Other - 8.2%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 5/01/29	$785,000	$787,575
Massachusetts Development Finance Agency Rev., 5.5%, 9/01/20	1,205,000	1,392,378
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/37	2,000,000	2,207,280
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 6/01/34	1,500,000	1,673,160
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/30	3,500,000	3,867,290
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/40	1,700,000	1,832,039
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 7/01/24	2,000,000	2,150,580
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	3,000,000	3,219,270
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	2,185,000	2,402,888

		$19,532,460
Multi-Family Housing Revenue - 5.1%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/24	$1,185,000	$1,189,290
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/23	2,500,000	2,501,850
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/35	1,000,000	1,049,080
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 12/01/48	1,000,000	1,004,980
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/49	1,680,000	1,758,036
Massachusetts Housing Finance Agency, “B”, 5.25%, 12/01/30	1,700,000	1,779,832
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/30	1,425,000	1,537,091
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/32	1,190,000	1,284,331

		$12,104,490
Parking - 1.4%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$3,000,000	$3,352,800

Sales & Excise Tax Revenue - 5.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$985,000	$1,089,105
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/24	1,590,000	1,949,070
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	1,850,000	2,301,382

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/31	$2,000,000	$2,489,360
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 7/01/34	4,000,000	1,598,520
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/32	2,000,000	2,171,660
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 8/15/35	950,000	989,482
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 08/01/19)	10,000	12,074
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	360,000	310,288
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	1,355,000	1,203,904

		$14,114,845
Single Family Housing - State - 0.6%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “157”, 4.35%, 12/01/27	$525,000	$539,044
Massachusetts Housing Finance Agency, Single Family Housing Rev., “162”, 3.45%, 12/01/37	1,000,000	929,850

		$1,468,894
State & Agency - Other - 0.5%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 8/01/15	$1,235,000	$1,310,965

State & Local Agencies - 6.0%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.902%, 6/01/37	$1,370,000	$1,052,338
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 5/01/22	8,310,000	6,809,630
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	275,000	315,299
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/32	760,000	868,216
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 5/01/49	1,680,000	1,871,386
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/39	3,000,000	3,327,090

		$14,243,959
Student Loan Revenue - 4.2%
Massachusetts Educational Financing Authority, “J”, 5.625%, 7/01/29	$1,810,000	$1,970,638
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 1/01/15	20,000	20,075
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	1,390,000	1,488,982
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 1/01/28	955,000	1,052,830
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	3,000,000	3,370,230
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 1/01/26	1,325,000	1,406,249
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 1/01/27	635,000	674,300
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 1/01/16	45,000	45,177

		$10,028,481
Tax - Other - 1.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$260,000	$281,700
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	85,000	92,477
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/23	1,585,000	1,901,223
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	600,000	675,006

		$2,950,406
Tobacco - 1.7%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 5/15/39	$400,000	$364,700
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	250,000	198,073
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,335,000	1,549,815
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	330,000	247,982
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	1,230,000	912,414
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	3,250,000	784,420
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	45,000	10,566

		$4,067,970

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - 1.8%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/15	$1,500,000	$1,534,425
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/32	2,600,000	2,801,474

		$4,335,899
Transportation - Special Tax - 1.4%
Commonwealth of Massachusetts Highway Grant Anticipation, “A”, 5%, 6/15/22	$1,500,000	$1,824,300
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/23	1,000,000	1,227,250
Massachusetts Bay Transportation Authority, Sales Tax Rev., ETM, “C”, 5.5%, 7/01/16	200,000	220,580

		$3,272,130
Universities - Colleges - 21.3%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	$2,005,000	$2,105,050
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 1/01/23	1,750,000	1,905,260
Massachusetts Development Finance Agency Rev. (Boston College), “R-1”, 5%, 7/01/24	3,950,000	4,522,592
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 10/01/29	2,165,000	2,449,871
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 10/01/34	1,000,000	1,013,430
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 7/01/38	2,000,000	2,332,880
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/26	2,250,000	2,595,578
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 7/01/40	1,000,000	1,027,760
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 10/01/37	1,500,000	1,544,460
Massachusetts Development Finance Agency Rev. (Williams College), “P”, 5%, 7/01/43	3,000,000	3,354,480
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 10/01/27	905,000	991,645
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 10/01/37	2,000,000	2,141,900
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/27	1,735,000	2,156,379
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/36	1,500,000	1,739,565
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 7/01/39	1,000,000	1,098,290
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology) “M”, 5.25%, 7/01/21	4,000,000	4,917,880
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 7/01/38	750,000	821,730
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/28	1,000,000	1,273,350
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 10/01/35	1,500,000	1,597,425
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	205,000	224,944
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	295,000	321,476
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 7/01/27	250,000	277,220
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/28	640,000	710,874
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/29	300,000	331,890
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	2,000,000	2,347,000
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/29	2,000,000	2,296,680
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	295,000	320,175
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	110,000	94,926
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	370,000	303,367
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	75,000	59,696
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	35,000	27,314
University of Kentucky, General Receipts, “A”, 5%, 4/01/37	295,000	333,073
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/19	3,000,000	3,559,320

		$50,797,480
Universities - Secondary Schools - 3.6%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	$665,000	$868,443
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 9/01/31 (Prerefunded 09/01/17)	1,080,000	1,205,302
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 9/01/36 (Prerefunded 09/01/17)	1,000,000	1,119,930
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 5/01/32	1,130,000	1,172,917
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 5/01/37	2,000,000	2,078,920
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 7/01/30	935,000	1,046,031

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 9/01/28	$1,000,000	$1,130,920

		$8,622,463
Utilities - Investor Owned - 0.5%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 05/01/19)	$1,000,000	$1,213,310

Utilities - Municipal Owned - 0.3%
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	$590,000	$663,030

Utilities - Other - 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$805,000	$914,883
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	405,000	463,032
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	210,000	240,372
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	480,000	542,414
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	160,000	168,210

		$2,328,911
Water & Sewer Utility Revenue - 5.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 7/01/37	$220,000	$142,197
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/38	2,000,000	1,410,980
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/44	120,000	84,628
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 7/01/40	305,000	324,663
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/27	1,280,000	1,611,789
Massachusetts Water Pollution Abatement Trust, 5%, 8/01/28	1,600,000	1,919,632
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/33	2,000,000	2,522,680
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/32	75,000	75,227
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 8/01/29	160,000	160,610
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 8/01/34	145,000	145,552
Massachusetts Water Pollution Abatement Trust, “15A”, 5%, 8/01/20	1,400,000	1,679,104
Massachusetts Water Resouces Authority, General Rev., “B”, 5.25%, 8/01/30	620,000	765,502
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/29	595,000	737,556
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/31	1,625,000	2,007,200

		$13,587,320
Total Municipal Bonds		$230,199,467

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	3,887,132	$3,887,132
Total Investments		$234,086,599

Other Assets, Less Liabilities - 2.0%		4,731,946
Net Assets - 100.0%		$238,818,545

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

5

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$230,199,467	$—	$230,199,467
Mutual Funds	3,887,132	—	—	3,887,132
Total Investments	$3,887,132	$230,199,467	$—	$234,086,599

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$212,488,321
Gross unrealized appreciation	22,194,493
Gross unrealized depreciation	(596,215)
Net unrealized appreciation (depreciation)	$21,598,278

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,528,691	12,173,150	(10,814,709)	3,887,132

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$664	$3,887,132

8

QUARTERLY REPORT

June 30, 2014

MFS® MISSISSIPPI MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.3%
Airport Revenue - 1.2%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 10/01/31	$1,000,000	$1,028,163

General Obligations - General Purpose - 7.3%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/31	$625,000	$721,613
Guam Government, “A”, 6.75%, 11/15/29	35,000	38,176
Guam Government, “A”, 5.25%, 11/15/37	155,000	154,369
Guam Government, “A”, 7%, 11/15/39	40,000	43,253
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 3/01/20	620,000	729,504
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 7/01/39	1,000,000	1,081,370
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/27	195,000	197,779
State of California, 6%, 11/01/39	700,000	840,420
State of Mississippi, “A”, 5.25%, 11/01/15	800,000	853,872
State of Mississippi, “F”, 4%, 11/01/22	500,000	567,725
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/30	1,000,000	1,137,680

		$6,365,761
General Obligations - Schools - 4.8%
Lamar County, MS, School District, 5%, 9/01/31	$1,095,000	$1,207,391
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project) “B”, 5%, 10/01/23	1,000,000	1,152,530
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 4/01/28	1,000,000	1,115,010
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/35	1,020,000	383,826
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C-1”, 0%, 8/01/32	805,000	360,093

		$4,218,850
Healthcare Revenue - Hospitals - 16.4%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 7/01/15	$505,000	$507,262
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 7/01/18	1,000,000	1,004,210
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 7/01/31	500,000	501,180
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	325,000	361,117
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	380,000	424,745
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	320,000	327,242
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	80,000	93,532
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 10/01/36	500,000	572,505
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 9/01/24	2,000,000	2,020,320
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 10/01/39	2,000,000	2,135,620
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2/01/35	1,000,000	1,017,360
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 1/01/29	1,000,000	1,093,580
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “1”, 5%, 10/01/17	750,000	845,265
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Hospital South Central, 5.25%, 12/01/31	500,000	507,090
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 4/01/19	250,000	250,363
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 4/01/23	250,000	250,153
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	215,000	234,614
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	550,000	585,745
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 11/15/39	135,000	160,168
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	75,000	84,833
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	185,000	209,990
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	640,000	748,326
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	430,000	445,519

		$14,380,739

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - 1.9%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/22	$750,000	$898,005
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 3/01/15	750,000	761,693

		$1,659,698
Multi-Family Housing Revenue - 1.3%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/37	$150,000	$96,347
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 8/20/48	1,000,000	1,009,300

		$1,105,647
Sales & Excise Tax Revenue - 3.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$450,000	$497,561
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	295,000	310,092
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	750,000	932,993
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	720,000	616,644
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	325,000	280,121

		$2,637,411
Single Family Housing - State - 3.2%
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.3%, 6/01/34	$120,000	$125,851
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.625%, 6/01/39	125,000	128,096
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 12/01/31	1,455,000	1,520,082
Mississippi Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, ETM, 0%, 6/01/15	1,000,000	998,000

		$2,772,029
State & Agency - Other - 1.2%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 1/01/26 (Prerefunded 1/01/16)	$1,000,000	$1,070,810

State & Local Agencies - 22.8%
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	$190,000	$216,667
Mississippi Development Bank Special Obligation ( Laurel, MS, Highway Refunding Project), “B”, 4%, 1/01/22	735,000	819,496
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), AGM, 5%, 7/01/28	1,320,000	1,438,972
Mississippi Development Bank Special Obligation (City of Jackson, MS), AMBAC, 4.375%, 3/01/31 (Prerefunded 3/01/16)	1,400,000	1,495,662
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 8/01/27	1,000,000	1,124,130
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/23	345,000	395,267
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/24	360,000	411,221
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/25	380,000	431,995
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/29	500,000	566,875
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/30	500,000	564,100
Mississippi Development Bank Special Obligation (DeSoto County Regional Utility Authority), 5.25%, 7/01/31	905,000	965,164
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2/01/29	1,000,000	1,072,620
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/34	1,000,000	1,230,110
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 10/01/28	1,120,000	1,218,381
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 7/01/22	500,000	569,775
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 7/01/36	500,000	547,970
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/18	625,000	710,644
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/21	500,000	591,265
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 1/01/35	500,000	523,575
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/36	500,000	552,110
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 3/01/29	750,000	830,250

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Tunica County Building Project), AMBAC, 5%, 7/01/26 (Prerefunded 7/01/16)	$1,695,000	$1,850,804
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 7/01/31	1,200,000	1,301,220
Mississippi Development Bank Special Obligation, Madison County (Highway Construction), FGIC, 5%, 1/01/27 (Prerefunded 7/01/16)	500,000	546,485

		$19,974,758
Tax - Other - 2.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$125,000	$135,433
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	40,000	43,518
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	110,000	122,034
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 10/01/24	135,000	136,689
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	790,000	853,358
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	95,000	98,402
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	85,000	93,016
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	295,000	310,659

		$1,793,109
Tobacco - 1.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$420,000	$487,582
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	155,000	116,476
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	780,000	578,604
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	15,000	3,522

		$1,186,184
Toll Roads - 1.2%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$110,000	$134,528
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	85,000	101,837
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/29	475,000	260,799
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	195,000	214,871
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	310,000	328,485

		$1,040,520
Transportation - Special Tax - 1.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/33	$1,135,000	$1,137,713

Universities - Colleges - 15.0%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 9/01/34	$1,000,000	$1,088,390
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 9/01/39	920,000	998,540
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 3/01/34	1,500,000	1,633,050
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/28	920,000	1,171,482
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 12/01/23	1,000,000	1,155,000
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 6/01/39	1,000,000	1,029,060
Mississippi State University, Educational Building Corp. Rev. (New Facilities and Refinancing Project), “A”, 5%, 8/01/43	1,000,000	1,103,190
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 3/01/37	1,000,000	1,019,800
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 10/01/33	1,500,000	1,660,905
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 11/01/34	715,000	757,707
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 9/15/39	490,000	516,328
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 3/01/32	1,000,000	1,059,740

		$13,193,192
Universities - Dormitories - 2.5%
Mississippi State University, Educational Building Corp. Rev., 5%, 8/01/36	$1,000,000	$1,083,510
Mississippi State University, Educational Building Corp. Rev., 5.25%, 8/01/38	1,000,000	1,119,380

		$2,202,890

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - 0.8%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	$370,000	$435,124
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	265,000	289,115

		$724,239
Utilities - Municipal Owned - 2.3%
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	$155,000	$179,521
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 7/01/27	155,000	168,637
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 7/01/28	100,000	108,641
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 7/01/29	485,000	527,501
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 3/01/26	1,000,000	1,032,790

		$2,017,090
Utilities - Other - 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$375,000	$426,188
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	185,000	211,509
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	95,000	108,740

		$746,437
Water & Sewer Utility Revenue - 7.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/44	$565,000	$398,455
Grenada, MS, Development Bank Special Obligations (Water & Sewer Systems Project), “N”, AGM, 5%, 9/01/30 (Prerefunded 9/15/15)	1,000,000	1,057,870
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 7/01/40	285,000	303,374
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	750,000	961,868
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), AGM, 5%, 9/01/29 (Prerefunded 9/01/14)	2,000,000	2,015,620
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), “A”, AGM, 5%, 9/01/23	1,220,000	1,381,174

		$6,118,361
Total Municipal Bonds		$85,373,601

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	1,953,679	$1,953,679
Total Investments		$87,327,280

Other Assets, Less Liabilities - 0.5%		395,031
Net Assets - 100.0%		$87,722,311

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$85,373,601	$—	$85,373,601
Mutual Funds	1,953,679	—	—	1,953,679
Total Investments	$1,953,679	$85,373,601	$—	$87,327,280

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$81,892,976
Gross unrealized appreciation	5,802,035
Gross unrealized depreciation	(367,731)
Net unrealized appreciation (depreciation)	$5,434,304

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,231,523	4,529,299	(3,807,143)	1,953,679

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$183	$1,953,679

6

QUARTERLY REPORT

June 30, 2014

MFS® MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.3%
Alabama - 0.6%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 9/01/28	$1,760,000	$1,777,480
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	3,550,000	3,841,881
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	95,000	56,222
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	1,175,000	655,791
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	1,655,000	754,101
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	2,370,000	735,103
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	4,495,000	1,300,404
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	85,000	87,898
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	185,000	197,412
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	250,000	272,288
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	265,000	292,862
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	295,000	331,512
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	435,000	487,226
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 5/15/35	1,950,000	1,782,417

		$12,572,597
Arizona - 1.3%
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/40	$1,710,000	$1,937,584
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 10/01/20	4,610,000	5,179,658
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 9/01/29	3,715,000	3,773,437
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 12/01/28	13,500,000	15,730,335

		$26,621,014
Arkansas - 0.4%
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/20	$3,970,000	$4,734,344
Baxter County, AR, Hospital Rev., 5.375%, 9/01/14	5,000	5,015
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/30	1,055,000	1,197,974
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/34	1,590,000	1,776,873

		$7,714,206
California - 13.8%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 10/01/28	$985,000	$1,126,722
California Department of Water Resources Center (Central Valley Project Rev.), “AF”, 5%, 12/01/28 (u)	23,825,000	27,470,225
California Department of Water Resources, Power Supply Rev., “N”, 5%, 5/01/20	13,080,000	15,681,874
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	1,550,000	1,670,172
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/36	925,000	1,090,797
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	4,610,000	5,230,690
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	2,580,000	2,932,454
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/31	5,000,000	5,685,050
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	6,180,000	6,275,296
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/42	1,145,000	1,155,477
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	6,600,000	6,794,964
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/38	1,270,000	1,305,573
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	595,000	806,285
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	1,810,000	2,396,911
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	1,785,000	2,015,372
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	850,000	970,887
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	950,000	1,038,797
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 11/01/23	1,665,000	1,748,783
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/30	2,950,000	3,408,961
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/17	585,000	664,689

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/18	$615,000	$713,541
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/38	9,180,000	10,090,931
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	9,250,000	10,410,598
California State University Rev., “A”, 5%, 11/01/24	11,175,000	13,486,214
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	1,050,000	1,115,258
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/27	245,000	251,012
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 8/15/38	2,640,000	2,942,914
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	1,025,000	1,002,204
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/42	925,000	1,026,241
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	190,000	191,560
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/23	165,000	168,610
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	1,655,000	1,777,917
California Statewide Communities Development Authority, School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/46	5,025,000	5,087,813
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	126,224	1,262
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	1,840,000	2,103,322
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	4,495,000	2,304,092
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/31	4,015,000	1,941,534
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/33	2,785,000	1,216,265
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 12/01/24	2,250,000	2,366,415
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/22	3,415,000	3,625,740
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	1,000,000	1,031,260
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/23	995,000	1,082,053
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 8/01/39	9,645,000	1,924,370
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	2,620,000	2,845,608
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	640,000	651,443
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	820,000	881,402
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	480,000	526,699
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	430,000	439,778
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	1,080,000	1,099,645
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/29	2,990,000	3,369,371
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 7/01/43	14,440,000	15,854,542
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	2,580,000	2,942,103
Los Angeles, CA, Regional Airports Improvement Corp. Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 12/01/24	1,385,000	1,414,861
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	825,000	919,223
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 1/01/40	3,595,000	4,198,277
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	580,000	288,544
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0%, 8/01/28	1,860,000	1,408,466
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/24	2,900,000	1,964,924
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/27	1,930,000	1,119,246
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/29	3,915,000	2,034,117
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/30	4,335,000	2,126,318
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	2,210,000	2,321,318
Port of Oakland, CA, Rev., “P”, 5%, 5/01/33	11,790,000	12,665,290
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation , AGM, 5%, 9/01/30	715,000	808,622
Riverside County, CA, Transportation Commission Sales Tax Rev. ( Limited Tax), “A”, 5.25%, 6/01/39	4,655,000	5,296,785
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	3,270,000	3,692,909
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 12/01/14	2,225,000	2,233,566
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/40	9,315,000	9,981,395
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/24	500,000	579,600
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/25	1,500,000	1,717,140
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/28	6,000,000	6,667,740
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	340,000	365,915

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	$7,570,000	$8,247,364
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/26	5,100,000	3,413,073
State of California, 5%, 4/01/24	4,365,000	5,118,792
State of California, 5.25%, 10/01/28	2,965,000	3,438,184
State of California, 6.5%, 4/01/33	4,000,000	4,869,440
State of California, 6%, 11/01/39	3,000,000	3,601,800
State of California, General Obligation, “A”, FRN, 0.74%, 5/01/33	9,670,000	9,685,375
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	2,075,000	2,330,453
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/41	915,000	1,030,775
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/29	3,440,000	1,840,882
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/34	2,005,000	638,332

		$289,960,422
Colorado - 3.1%
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/40	$1,815,000	$1,942,540
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/29	195,000	211,132
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/39	605,000	627,282
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/44	605,000	623,495
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	545,000	560,233
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/29	700,000	772,436
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 11/15/38	4,330,000	4,745,550
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	1,195,000	1,310,210
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/44	4,620,000	4,978,189
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/18	1,960,000	2,277,187
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	6,150,000	7,120,224
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	5,000,000	5,553,900
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/25	3,000,000	3,552,900
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	3,975,000	4,040,985
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	615,000	636,414
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/28	1,930,000	2,126,551
Denver, CO, City & County School District No. 1, 5%, 12/01/24	10,000,000	11,762,800
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/39	845,000	889,016
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	1,210,000	1,297,181
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 11/01/31	10,000	10,046
Northwest Parkway, CO, Public Highway Authority Rev., “C”, ETM, AGM, 5.35%, 6/15/16	1,000,000	1,095,640
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	3,725,000	4,886,939
University of Colorado, Enterprise Rev., 5%, 6/01/29	4,220,000	4,718,044

		$65,738,894
Connecticut - 0.9%
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/32	$2,910,000	$3,150,570
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/28	4,595,000	5,293,808
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/29	4,595,000	5,267,203
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/30	4,615,000	5,270,238

		$18,981,819
Delaware - 0.2%
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 7/01/37	$215,000	$219,386
University of Delaware Rev., “C”, FRN, 0.7%, 11/01/37 (Put Date 5/01/16)	5,000,000	4,991,850

		$5,211,236
District of Columbia - 1.3%
District of Columbia Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 4/01/18, 5% to 4/01/40	$11,570,000	$10,103,965
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	1,450,000	1,629,960
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	560,000	641,631

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
District of Columbia - continued
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	$3,235,000	$3,340,655
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	4,080,000	4,090,608
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/45	4,705,000	4,567,144
District of Columbia, Tobacco Settlement, 6.25%, 5/15/24	405,000	405,490
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/53	2,330,000	2,402,230

		$27,181,683
Florida - 4.7%
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Project), “B”, 5.1%, 5/01/14 (a)(d)	$40,000	$24,000
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 10/01/35	1,045,000	1,048,166
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	1,045,000	1,036,107
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	485,000	481,925
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	740,000	739,956
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	870,000	878,369
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/29	3,670,000	4,023,861
Citizens Property Insurance Corp., “A-1”, 5.25%, 6/01/17	750,000	844,913
Citrus County, FL, Hospital Board Rev. (Citrus Memorial Hospital), 6.25%, 8/15/23	330,000	330,013
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	4,300,000	4,650,622
Concord Station Community Development District, FL, Special Assessment, 5%, 5/01/15	25,000	25,037
Florida Board of Education, Capital Outlay, “E”, 5%, 6/01/23	250,000	293,078
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/20	7,855,000	9,400,550
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	505,000	584,745
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/30	2,425,000	2,501,848
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/40	5,130,000	5,198,229
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/45	3,750,000	3,924,525
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 7/01/31	360,000	362,430
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 10/01/31	400,000	469,840
Florida Power Agency Rev., “A”, 5%, 10/01/31	1,000,000	1,082,840
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	2,685,000	3,191,445
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	775,000	766,026
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/29 (Prerefunded 8/15/18)	300,000	356,622
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 8/15/19	1,000,000	1,171,690
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tampa Electric Co.), “A”, 5.65%, 5/15/18	500,000	581,485
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/37	1,550,000	1,177,148
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 1/01/15	405,000	423,006
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 5/01/09 (a)(d)	190,000	85,500
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	510,000	516,044
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/35	5,885,000	6,173,836
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 4/01/28	1,875,000	2,020,444
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Miami Children’s Hospital), “A”, 6.125%, 8/01/42	2,240,000	2,555,392
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 5/01/33	500,000	533,645
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 10/01/32	2,000,000	786,300
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 10/01/39	1,000,000	1,065,520
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40	6,920,000	8,288,084
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/22	55,000	47,672
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	280,000	286,401
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/37	135,000	136,818
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	235,000	238,800
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 10/01/35	1,000,000	1,068,410
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	430,000	480,129
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 10/01/27	295,000	341,392
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/23	475,000	471,005
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/32	330,000	331,020

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 10/01/30	$1,000,000	$1,011,850
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 10/01/19	585,000	601,743
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/22 (n)	2,850,000	3,144,291
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/24 (n)	4,275,000	4,658,168
South Broward, FL, Hospital District Rev., 5%, 5/01/36	500,000	527,175
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	1,025,000	1,132,758
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/27	150,000	133,578
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	6,795,000	7,418,169
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/10 (d)	55,000	35,217
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	245,000	268,660
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	225,000	241,526
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	485,000	513,979
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	1,455,000	1,528,230
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 12/01/20	3,300,000	3,306,633
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 10/01/33	885,000	944,782
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	280,000	282,436
Volusia County, FL, Tourist Development Tax Rev., AGM, 5%, 12/01/34	815,000	831,235
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/17	25,000	24,439

		$97,599,757
Georgia - 3.8%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$965,000	$1,029,115
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	965,000	1,024,936
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/25	1,415,000	1,671,285
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/26	800,000	930,568
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	2,770,000	3,397,931
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 8/01/34	1,320,000	1,425,178
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	1,295,000	1,613,583
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 6/01/35	955,000	1,003,858
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	4,850,000	5,101,764
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/28	5,285,000	6,105,972
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/29	1,415,000	1,626,811
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/30	4,345,000	4,974,069
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	235,000	267,874
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/41	3,910,000	4,349,601
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/26	3,680,000	4,195,200
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/27	2,285,000	2,587,420
Georgia Housing & Finance Authority Rev., 3%, 6/01/43	1,435,000	1,458,362
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/44	2,605,000	2,875,425
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 4.5%, 12/01/24	1,195,000	1,198,394
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	4,545,000	5,233,068
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/26	845,000	1,005,111
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	1,740,000	2,092,002
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 1/01/16	2,000,000	2,103,420
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 1/01/17	4,985,000	5,390,629
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 1/01/20	4,325,000	4,992,953
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/26	3,065,000	3,509,302
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 1/01/17	210,000	222,317
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	540,000	569,365
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	645,000	672,870
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 7/01/18	2,580,000	2,875,849
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Scherer Project), FRN, 2%, 7/01/25 (Put Date 6/13/19)	1,735,000	1,740,691

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - continued
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	$2,055,000	$2,095,771

		$79,340,694
Guam - 0.1%
Guam Government, “A”, 7%, 11/15/39	$910,000	$984,010
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	360,000	383,742
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	600,000	651,132
Guam Water & Wastewater System Rev., 5.25%, 7/01/20	130,000	145,484
Guam Water & Wastewater System Rev., 5.25%, 7/01/21	370,000	413,024

		$2,577,392
Hawaii - 1.6%
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.65%, 1/01/29	$7,795,000	$7,805,056
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.75%, 1/01/33	9,390,000	9,402,207
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	375,000	436,226
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	1,100,000	1,283,370
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	3,655,000	4,191,298
State of Hawaii, “DZ”, 5%, 12/01/31	2,230,000	2,554,621
State of Hawaii, Highway Rev., “A”, 5%, 1/01/30	3,695,000	4,177,124
State of Hawaii, Highway Rev., “A”, 5%, 1/01/31	1,380,000	1,552,183
State of Hawaii, Highway Rev., “A”, 5%, 1/01/32	920,000	1,032,176

		$32,434,261
Idaho - 0.0%
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	$450,000	$452,457

Illinois - 6.9%
Chicago, IL, Board of Education, NATL, 6.25%, 1/01/15	$5,530,000	$5,686,278
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/29	9,145,000	10,339,063
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	945,000	1,033,632
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	470,000	511,252
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	1,890,000	1,989,471
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	7,125,000	8,033,010
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 6/01/38	230,000	237,588
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 12/01/42	260,000	264,469
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	1,755,000	1,961,195
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	655,000	725,629
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/40	4,685,000	5,069,732
Illinois Finance Authority Rev. (Centegra Health System), “A”, 5%, 9/01/39	3,720,000	3,836,436
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5.5%, 5/15/23	3,355,000	3,406,734
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	2,145,000	2,146,416
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/37	3,285,000	3,342,192
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	1,500,000	1,498,785
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 4/01/31	2,745,000	2,692,927
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/28	2,990,000	3,230,964
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 11/15/29	2,975,000	3,590,825
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 11/15/37	2,445,000	2,899,623
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	3,685,000	4,497,616
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	6,315,000	7,024,111
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 5/15/25	6,900,000	7,697,502
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38	1,500,000	1,661,835
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	2,455,000	2,727,824
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/25	1,095,000	1,103,508
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	1,945,000	1,949,046
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	2,730,000	3,228,143

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	$4,210,000	$4,994,786
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	4,455,000	5,230,393
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	2,610,000	2,865,571
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	8,750,000	10,157,963
Illinois Sales Tax Rev., “P”, ETM, 6.5%, 6/15/22	4,575,000	5,369,723
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/22	5,000,000	5,988,900
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/33	5,645,000	6,328,948
State of Illinois, 5%, 8/01/25	1,060,000	1,158,527
State of Illinois, 5.5%, 7/01/33	1,395,000	1,548,436
State of Illinois, 5.5%, 7/01/38	6,850,000	7,452,458
State of Illinois, “B”, 5.25%, 6/15/34	1,275,000	1,415,327

		$144,896,838
Indiana - 2.0%
Indiana Economic Development Finance Authority Rev. (Republic Services, Inc. Project), “B”, FRN , 0.3%, 5/01/28 (Put Date 9/02/14)	$1,555,000	$1,555,047
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	2,840,000	3,123,744
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	2,190,000	2,281,783
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	5,370,000	5,534,752
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	1,595,000	1,640,378
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	1,515,000	1,635,821
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/29	4,000,000	4,659,360
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 3/01/39	3,000,000	3,477,330
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “B”, 5%, 2/15/33	2,490,000	2,567,539
Indiana University Rev., “A”, 5%, 6/01/32	525,000	607,651
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 1/01/39 (Put Date 1/01/27)	1,375,000	1,382,838
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	1,170,000	1,200,116
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 8/01/25	2,000,000	2,176,500
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/39	4,715,000	5,407,303
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/26	1,000,000	1,371,890
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	1,875,000	2,173,706
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	330,000	364,818
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	755,000	825,041

		$41,985,617
Iowa - 1.1%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/30	$1,200,000	$1,353,180
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/31	2,230,000	2,501,057
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/32	1,085,000	1,209,374
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	1,435,000	1,502,015
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	1,065,000	1,110,167
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), “A”, 5.25%, 2/15/44	3,000,000	3,319,290
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/25	1,205,000	1,249,669
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	1,745,000	1,868,406
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	1,750,000	1,873,340
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	145,000	155,257
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	2,965,000	3,169,970
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/34	3,070,000	2,766,838

		$22,078,563
Kansas - 0.3%
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 12/01/36	$970,000	$1,000,468
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 12/01/37	95,000	99,144
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 12/01/37	435,000	455,576
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 6/01/37	110,000	113,307

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Kansas - continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 12/01/27	$95,000	$97,735
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 12/01/36	1,180,000	1,265,762
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 12/01/37	115,000	120,402
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Rev., “A”, GNMA, 5.45%, 6/01/38	830,000	851,298
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	2,110,000	1,464,319

		$5,468,011
Kentucky - 1.5%
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	$2,305,000	$2,555,023
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	770,000	852,737
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/30	640,000	718,931
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	5,500,000	6,147,625
Kentucky Economic Development Finance Authority, Solid Waste Refunding Rev. (Republic Services, Inc.), “B”, FRN , 0.3%, 4/01/31 (Put Date 9/02/14)	780,000	780,023
Kentucky Economic Development Finance Authority, Solid Waste Refunding Rev. (Republic Services, Inc.), “A”, FRN, 0.4%, 4/01/31 (Put Date 9/02/14)	780,000	780,023
Kentucky Public Transportation Infrastructure Authority Rev. (Downtown Crossing Project), Subordinate Toll Rev., “A”, 5%, 7/01/17	5,535,000	6,158,739
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 7/01/32	2,000,000	2,277,760
Knox County, KY, SYNCORA, 5.5%, 6/01/29 (Prerefunded 12/01/14)	640,000	653,933
Knox County, KY, SYNCORA, 5.625%, 6/01/35 (Prerefunded 12/01/14)	1,150,000	1,175,622
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 5/01/39	3,000,000	3,216,690
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	4,655,000	4,760,343
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/39	1,670,000	1,800,978

		$31,878,427
Louisiana - 2.2%
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 1/01/28	$1,980,000	$2,125,827
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	3,355,000	3,703,987
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/32	1,600,000	1,785,904
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/29	1,400,000	1,607,466
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/35	6,000,000	6,903,180
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	2,745,000	2,976,156
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “A”, 5%, 9/01/28	10,000,000	10,228,500
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/20	665,000	777,578
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/21	830,000	976,960
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/22	500,000	590,865
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/23	1,325,000	1,572,735
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/24	1,270,000	1,465,682
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/25	1,000,000	1,136,370
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/26	2,000,000	2,247,840
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	1,810,000	2,068,703
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2/01/25	1,250,000	1,255,613
State of Louisiana, “C”, 5%, 7/15/26	4,380,000	5,168,969

		$46,592,335
Maryland - 0.7%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	$1,285,000	$1,373,896
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	795,000	859,832
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39	1,510,000	1,817,421
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	2,225,000	2,413,502
State of Maryland, “C”, 5%, 11/01/19	6,890,000	8,197,998

		$14,662,649

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - 6.6%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/23	$2,645,000	$3,246,076
Commonwealth of Massachusetts, “A”, 5%, 4/01/17	10,000,000	11,216,200
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 8/01/30	5,000,000	6,395,800
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 7/01/34	2,000,000	2,265,620
Massachusetts Bay Transportation Authority, “A”, 7%, 3/01/21	3,245,000	4,019,225
Massachusetts Bay Transportation Authority, “A”, ETM, 7%, 3/01/21	3,780,000	4,176,824
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/24	9,445,000	11,577,964
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 7/01/28	6,930,000	3,748,576
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	2,395,000	2,745,963
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	835,000	694,286
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 8/01/21	1,000,000	1,156,870
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/43	460,000	494,509
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	275,000	293,444
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	435,000	466,477
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/31	2,780,000	3,098,755
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/36	1,670,000	1,835,080
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/33	420,000	478,989
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	2,380,000	2,392,186
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	1,150,000	1,153,565
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	670,000	812,918
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	2,015,000	2,158,488
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	225,000	252,767
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/21	1,255,000	1,403,906
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/26	2,355,000	2,457,631
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/28	2,445,000	2,553,827
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/29	4,650,000	4,962,387
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/36 (u)	25,000,000	28,992,750
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	835,000	916,237
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	1,195,000	1,302,251
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	4,055,000	4,758,543
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	465,000	498,987
Massachusetts Port Authority Rev., “A”, 5%, 7/01/37	470,000	507,562
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/26	12,500,000	14,662,125
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/29	4,215,000	5,224,872
Massachusetts Water Resources Authority, ETM, 6.5%, 7/15/19	4,340,000	4,912,967

		$137,834,627
Michigan - 2.6%
Detroit, MI, 5.25%, 11/01/35	$5,000,000	$5,331,700
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	5,920,000	5,895,491
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/19	1,730,000	1,737,577
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/20	1,725,000	1,731,193
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	1,560,000	1,570,873
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	930,000	934,194
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	130,000	130,390
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	985,000	1,083,864
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	480,000	528,149
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	3,195,000	3,483,604
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	7,165,000	7,826,258
Michigan Housing Development Authority, GNMA, 5.2%, 8/20/38	1,200,000	1,214,868
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	985,000	1,158,370
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	1,970,000	2,149,270
Regents of the University of Michigan General Rev., “C”, 5%, 4/01/17	5,220,000	5,848,749
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	7,795,000	8,343,144

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Michigan - continued
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39	$2,325,000	$3,016,920
Wayne County, MI, (Financial Recovery Bonds), FRN, 3.5%, 10/07/16	2,105,000	2,105,000

		$54,089,614
Minnesota - 0.4%
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 7/01/39	$6,445,000	$7,091,820
University of Minnesota, “A”, 5%, 12/01/25	710,000	830,430

		$7,922,250
Mississippi - 0.7%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 9/01/34	$2,500,000	$2,720,975
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 9/01/39	1,625,000	1,763,726
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/22	110,000	131,707
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	495,000	634,833
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/34	2,455,000	3,019,920
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	1,450,000	1,642,299
Mississippi State University, Educational Building Corp. Rev., 5.25%, 8/01/38	1,250,000	1,399,225
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/32	1,665,000	1,864,800
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/36	610,000	678,149

		$13,855,634
Missouri - 0.5%
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/34	$1,410,000	$1,530,908
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/39	730,000	782,991
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/35	4,145,000	4,370,695
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/44	1,035,000	1,079,784
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	2,615,000	2,941,038

		$10,705,416
Montana - 0.1%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/43	$2,500,000	$2,593,225

Nebraska - 0.8%
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/40	$6,355,000	$7,002,320
Nebraska Investment Finance Authority Rev., Single Family Housing, “E”, 3%, 3/01/43	1,635,000	1,685,064
Nebraska Public Power District Rev., “C”, 5%, 1/01/18	8,335,000	8,839,851

		$17,527,235
New Hampshire - 0.3%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$4,610,000	$5,030,570
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	485,000	520,672

		$5,551,242
New Jersey - 3.5%
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	$470,000	$536,806
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	470,000	514,603
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	1,415,000	1,544,557
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	1,595,000	1,629,021
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	3,405,000	3,558,191
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	400,000	426,592
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	370,000	394,598
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 10/01/39	5,000,000	5,437,650
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	4,195,000	5,440,076
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	28,440,000	27,806,072

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	$7,960,000	$5,981,622
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	5,000,000	3,709,000
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	27,535,000	6,645,848
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	365,000	85,702
New Jersey Transportation Trust Fund Authority Rev., “D”, 5.25%, 12/15/23	7,500,000	8,805,300

		$72,515,638
New Mexico - 0.6%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$9,975,000	$10,996,640
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 7/01/37	295,000	297,487
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 7/01/38	495,000	514,201

		$11,808,328
New York - 5.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$2,015,000	$2,221,638
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/25	1,450,000	1,627,857
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/26	1,080,000	1,201,684
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/28	275,000	302,904
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	3,950,000	4,503,237
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	6,010,000	6,936,982
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	1,475,000	1,729,290
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	1,395,000	1,589,700
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 12/15/25	5,000,000	5,888,400
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 6/15/25	2,300,000	2,682,283
New York Environmental Facilities, “C”, 5%, 5/15/41	2,745,000	3,034,845
New York Environmental Facilities, ETM, 5%, 6/15/16	570,000	571,790
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 11/01/16	1,470,000	1,476,233
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 11/01/16	1,460,000	1,466,833
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/31	2,300,000	2,525,354
New York Thruway Authority General Rev., Junior Indebtedness Obligation, “A”, 5%, 5/01/19	3,325,000	3,863,251
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	5,740,000	6,221,471
New York Utility Debt Securitization Authority Rev., “TE”, 5%, 12/15/18	280,000	311,590
New York, NY, “B”, 5%, 8/01/20	10,730,000	12,684,684
New York, NY, “J-4”, FRN, 0.61%, 8/01/25	1,715,000	1,715,172
New York, NY, “J-9”, FRN, 0.46%, 8/01/27	5,645,000	5,644,492
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/25	3,375,000	3,752,629
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/31	1,190,000	1,320,186
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 8.5%, 8/01/28	1,875,000	1,944,488
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-A”, 0.75%, 11/01/16	2,795,000	2,797,012
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-B”, 1.2%, 11/01/17	2,915,000	2,928,176
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/18	3,945,000	4,390,075
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/19	2,795,000	3,187,502
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	1,170,000	1,173,627
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	110,000	113,777
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	110,000	111,863
Port Authority of NY & NJ, (170th Series), 5%, 12/01/16	1,815,000	2,004,032
Port Authority of NY & NJ, (170th Series), 5%, 12/01/17	1,795,000	2,033,879
Port Authority of NY & NJ, (170th Series), 5%, 12/01/18	1,025,000	1,177,561
Port Authority of NY & NJ, (170th Series), 5%, 12/01/19	1,765,000	2,049,006
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	2,315,000	2,648,985
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/23 (n)	3,995,000	4,189,836

		$104,022,324

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
North Carolina - 0.5%
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 1/01/18	$9,250,000	$10,898,443

North Dakota - 0.1%
Burleigh County, ND, Health Care Rev. (St. Alexius Medical Center Project), “A”, 5%, 7/01/31	$545,000	$573,885
Burleigh County, ND, Health Care Rev. (St. Alexius Medical Center Project), “A”, 5%, 7/01/35	550,000	573,381
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/34	1,570,000	1,707,454

		$2,854,720
Ohio - 1.9%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/24	$1,500,000	$1,720,470
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 5/15/40	1,105,000	1,209,411
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/30	1,915,000	2,091,793
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/40	2,770,000	3,028,192
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	645,000	634,222
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	480,000	460,925
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	645,000	615,717
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 1/15/39 (Prerefunded 1/15/15)	6,000,000	6,211,020
Ohio Solid Waste Rev. (Republic Services, Inc. Project), FRN , 0.3%, 11/01/35 (Put Date 9/02/14)	3,890,000	3,890,000
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/31	1,095,000	1,177,979
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/38	4,195,000	4,479,043
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	415,000	454,159
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	150,000	150,120
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/38 (u)	3,355,000	3,712,945
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/43 (u)	8,150,000	8,973,802

		$38,809,798
Oklahoma - 0.7%
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 10/01/38	$600,000	$604,704
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 7/01/29	4,400,000	4,821,608
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/27	4,670,000	5,379,186
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	1,910,000	1,983,478
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	1,440,000	1,495,397

		$14,284,373
Oregon - 0.1%
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/37	$2,470,000	$2,478,275
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 7/01/31	210,000	216,428

		$2,694,703
Pennsylvania - 4.2%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/28	$1,195,000	$1,343,491
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	490,000	503,191
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	1,870,000	2,053,428
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/30	715,000	763,470
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	505,000	536,214
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	830,000	905,464
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 1/01/39	5,045,000	5,477,256
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/25	490,000	558,845
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/19	1,310,000	1,310,983
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	3,255,000	3,653,510
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/18	7,840,000	8,925,762
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.047%, 8/01/18	600,000	600,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.902%, 6/01/37	7,000,000	5,376,910

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.678%, 8/01/18 (p)	$900,000	$1,149,282
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	485,000	494,943
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	265,000	268,956
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 11/15/28	1,700,000	1,700,255
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	9,610,000	10,294,905
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/36	12,095,000	3,878,383
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	9,795,000	2,951,527
Luzerne County, PA, AGM, 6.75%, 11/01/23	1,200,000	1,381,068
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	735,000	768,516
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 9/01/16	11,430,000	12,221,185
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 1/01/23	3,230,000	3,440,112
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 7/01/23	1,940,000	2,028,677
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	3,110,000	3,377,056
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	510,000	546,710
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/43	895,000	940,394
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 12/01/18	1,150,000	1,238,907
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	415,000	444,121
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	2,425,000	2,517,926
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	1,175,000	1,217,911
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/33	150,000	154,868
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	355,000	366,158
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	1,020,000	1,177,213
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 4/15/24	1,900,000	2,135,277
Reading, PA, School District, “A”, 5%, 4/01/20	1,000,000	1,104,770
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/35	265,000	269,953

		$88,077,597
Puerto Rico - 0.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 7/01/37	$340,000	$219,759
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 7/01/37	3,620,000	2,506,452
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/44	305,000	215,095
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	70,000	72,835
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 7/01/15	5,585,000	5,879,497
Puerto Rico Electric Power Authority Rev., MBIA, 5%, 7/01/19	640,000	652,512
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	150,000	154,244
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	120,000	123,869
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	50,000	50,516
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	60,000	59,303
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	135,000	135,244
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	465,000	476,946
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	305,000	312,503
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	150,000	143,592
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	520,000	516,147
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	600,000	586,182
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	1,010,000	920,817
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	390,000	336,554

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	$545,000	$446,851
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	45,000	54,331
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	2,770,000	2,387,491
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	1,765,000	1,568,185

		$17,818,925
Rhode Island - 1.3%
Providence, RI, “A”, 5%, 1/15/25	$1,345,000	$1,502,163
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	7,645,000	8,902,985
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3%, 12/01/21	4,890,000	4,778,410
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.25%, 12/01/22	1,500,000	1,451,325
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.375%, 12/01/23	2,500,000	2,383,975
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/24	4,550,000	4,335,695
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/25	4,115,000	3,896,000

		$27,250,553
South Carolina - 1.5%
Chesterfield County, SC, School District, 5%, 3/01/25	$2,250,000	$2,607,593
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 11/01/34	5,000,000	5,042,500
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	40,000	40,008
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/21	4,150,000	5,128,031
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	5,750,000	6,030,370
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	2,745,000	2,994,109
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	6,550,000	7,144,413
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/36	2,920,000	3,193,692

		$32,180,716
South Dakota - 0.2%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/24	$1,000,000	$1,119,640
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/25	1,000,000	1,106,690
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/26	1,400,000	1,534,820
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 7/01/42	1,205,000	1,296,146

		$5,057,296
Tennessee - 2.1%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$10,310,000	$11,222,641
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/40	3,000,000	3,228,780
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 8/01/17	355,000	355,156
Memphis, TN, Refunding General Improvement, “B”, 5%, 4/01/31	2,585,000	2,971,768
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/29	4,765,000	5,409,228
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/30	2,500,000	2,821,350
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/16	2,775,000	2,924,351
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/17	1,575,000	1,746,329
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	1,500,000	1,704,750
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	1,665,000	1,905,809
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	2,385,000	2,743,895
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	2,215,000	2,523,616
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	2,805,000	3,227,545
Tennessee School Bond Authority, “B”, 5.125%, 5/01/33	1,500,000	1,673,040

		$44,458,258

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - 7.9%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$995,000	$1,051,118
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/19	1,375,000	1,456,648
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	1,120,000	1,188,443
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	2,230,000	2,335,479
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/27	3,000,000	3,469,770
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/36 (a)(d)	1,595,000	319
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 3/01/41 (a)(d)	2,460,000	172,200
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/33	7,310,000	8,010,079
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	2,355,000	2,641,085
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	1,425,000	1,603,823
Dallas, TX, Independent School District, PSF, 5%, 8/15/23	6,000,000	7,332,240
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/39	10,000,000	11,136,700
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	415,000	419,333
El Paso, TX, Water & Sewer Rev., 5%, 3/01/28	455,000	516,188
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/39	3,685,000	4,190,987
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 5/01/28	300,000	313,551
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/36 (a)(d)	116,013	1,160
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 11/15/25	2,460,000	2,461,402
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	8,235,000	9,045,983
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 11/15/35	1,560,000	1,699,620
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 12/01/27 (Prerefunded 12/01/18)	1,795,000	2,255,059
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	2,050,000	2,597,453
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 10/01/15	4,300,000	4,315,996
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	2,310,000	2,506,188
Houston, TX, Airport Systems Rev., “B”, 5%, 7/01/26	1,855,000	2,096,243
Houston, TX, Airport Systems Rev., Special Facilities Rev (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	535,000	546,840
Houston, TX, Airport Systems Rev., Special Facilities Rev (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	1,080,000	1,105,909
Houston, TX, Airport Systems Rev., Special Facilities Rev (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	2,135,000	2,163,502
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	170,000	173,670
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39	1,470,000	1,611,620
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	4,230,000	5,524,084
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37	310,000	323,073
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	2,520,000	2,885,652
New Hope, TX, Cultural Education Facilities Finance Corp. Student Housing Rev. (Texas A&M University Project), “A”, 5%, 4/01/46	1,195,000	1,273,679
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “A”, GNMA, 5.5%, 7/01/38	1,125,000	1,147,433
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/29	15,000,000	17,033,550
North Texas Tollway Authority Rev., “C”, 1.95%, 1/01/38 (Put Date 1/01/19)	8,000,000	8,027,440
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project), “A”, GNMA, 5.65%, 1/01/38	1,050,000	1,086,341
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 11/01/30	1,200,000	1,202,844
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	80,000	80,187
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/40	2,795,000	3,281,833
San Marcos, TX, Independent School District, PSF, 5.625%, 8/01/25 (Prerefunded 8/01/14)	2,000,000	2,008,600
San Marcos, TX, Independent School District, PSF, 5.625%, 8/01/26 (Prerefunded 8/01/14)	2,000,000	2,008,600
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2/01/36	10,000,000	10,490,600
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	395,000	426,643
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	3,100,000	3,305,747
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	4,500,000	3,986,505

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 9/01/39	$285,000	$294,371
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	1,495,000	1,828,355
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	1,195,000	1,431,706
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/31	960,000	1,078,262
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/32	915,000	1,022,137
Texas Transportation Commission State Highway Fund (First Tier), “A”, 4.75%, 4/01/17	10,130,000	11,281,376
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	735,000	833,417
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	2,575,000	2,889,202
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 11/01/32	1,715,000	1,731,001

		$164,901,246
U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$2,200,000	$2,440,680
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 10/01/24	130,000	131,626

		$2,572,306
Utah - 0.4%
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 7/01/14	$7,210,000	$7,210,000
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/22	1,250,000	1,429,463

		$8,639,463
Vermont - 0.2%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	$1,805,000	$1,763,738
Vermont Housing Finance Agency, Multi-Purpose Rev., “C”, 4%, 11/01/43	1,415,000	1,527,068

		$3,290,806
Virginia - 0.7%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/20	$4,870,000	$5,775,577
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	2,135,000	2,166,171
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 11.306%, 8/23/27 (p)	4,500,000	5,670,360
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/35	845,000	930,506
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 4/01/33	470,000	470,240
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	529,028	53

		$15,012,907
Washington - 7.1%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/34	$2,255,000	$2,572,481
Seattle, WA, Port Rev., “B”, 5%, 8/01/24	3,000,000	3,402,180
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 12/01/25	1,000,000	1,106,040
Snohomish County, WA, Public Hospital District No.3, 5%, 12/01/31	5,655,000	6,001,991
State of Washington, “A”, 5%, 7/01/33	5,000,000	5,552,800
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	1,450,000	1,640,110
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	3,690,000	4,188,445
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/36	5,285,000	6,381,479
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/27	14,095,000	15,996,556
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	3,955,000	4,144,563
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	2,165,000	2,411,485
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	3,905,000	3,914,489
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 7/01/32 (u)	25,010,000	27,641,302
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/37	16,315,000	18,404,788
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/38	17,130,000	19,264,569

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Washington - continued
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/39	$17,985,000	$20,163,883
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 7/01/16	5,145,000	5,832,732

		$148,619,893
West Virginia - 0.2%
Monongalia County, WV, Board of Education, 5%, 5/01/29	$1,445,000	$1,634,468
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	2,110,000	2,164,628
West Virginia Housing Development Fund, “A”, 1.2%, 11/01/17	1,345,000	1,346,749

		$5,145,845
Wisconsin - 0.6%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	$2,215,000	$2,419,090
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	665,000	718,526
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	1,220,000	1,426,497
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	430,000	494,122
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	1,390,000	1,609,495
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/18	1,500,000	1,615,260
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	395,000	385,741
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	360,000	354,557
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	375,000	374,970
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	295,000	297,808
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	180,000	180,824
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	1,365,000	1,501,705
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	1,600,000	1,607,328

		$12,985,923
Total Municipal Bonds		$2,057,928,176

Floating Rate Demand Notes - 0.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.02%, due 7/01/14	$1,500,000	$1,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.02%, due 7/01/14	2,300,000	2,300,000
Total Floating Rate Demand Notes		$3,800,000

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	51,746,752	$51,746,752
Total Investments		$2,113,474,928

Other Assets, Less Liabilities - (0.9)%		(19,734,521)
Net Assets - 100.0%		$2,093,740,407

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,992,295 representing 0.6% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Portfolio of Investments (unaudited) – continued

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,057,928,176	$—	$2,057,928,176
Short Term Securities	—	3,800,000	—	3,800,000
Mutual Funds	51,746,752	—	—	51,746,752
Total Investments	$51,746,752	$2,061,728,176	$—	$2,113,474,928

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,926,134,369
Gross unrealized appreciation	153,343,136
Gross unrealized depreciation	(8,788,831)
Net unrealized appreciation (depreciation)	$144,554,305

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	131,256,843	61,150,683	(140,660,774)	51,746,752

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,087	$51,746,752

QUARTERLY REPORT

June 30, 2014

MFS® NEW YORK MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 95.7%
Airport Revenue - 2.1%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$555,000	$625,722
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 1/01/24	1,000,000	1,053,400
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), NATL, 6.25%, 12/01/15	1,000,000	1,069,410
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	1,160,000	1,321,634

		$4,070,166
General Obligations - General Purpose - 6.2%
Guam Government, “A”, 5.25%, 11/15/37	$290,000	$288,820
Guam Government, “A”, 7%, 11/15/39	105,000	113,540
Nassau County, NY, General Improvement, “B”, 5%, 4/01/23	1,820,000	2,114,785
New York, NY, “B”, 5%, 8/01/18	3,000,000	3,460,080
New York, NY, “E”, 5%, 8/01/21	2,500,000	2,974,475
New York, NY, “E-1”, 6.25%, 10/15/28	1,000,000	1,188,990
New York, NY, “J”, FGIC, 5.5%, 2/15/26	5,000	5,019
Onondaga County, NY, General Obligation, 5%, 5/01/29	750,000	854,873
State of Illinois, 5.5%, 7/01/33	180,000	199,798
State of Illinois, 5.5%, 7/01/38	535,000	582,053

		$11,782,433
General Obligations - Schools - 1.1%
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/40	$3,730,000	$1,015,940
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 6/15/15	500,000	534,450
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/35	1,690,000	576,560

		$2,126,950
Healthcare Revenue - Hospitals - 10.5%
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/30	$550,000	$576,961
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems), “A”, 5%, 7/01/44	1,000,000	1,065,590
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 12/01/32	500,000	499,995
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	215,000	237,364
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	245,000	265,580
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2/01/27	1,425,000	1,440,319
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	165,000	192,910
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	245,000	275,547
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 8/01/25	995,000	1,022,562
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	35,000	37,574
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	1,495,000	1,703,657
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 8/15/34	2,000,000	2,331,920
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/26	2,000,000	2,247,120
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 7/01/25	750,000	863,265
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 12/01/37	750,000	782,145
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/23	1,000,000	1,120,390
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	1,290,000	1,380,713
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/28	1,000,000	1,100,160
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	165,000	186,633
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	395,000	448,357
Westchester County, NY, Health Care Corp. Rev., “B”, 6%, 11/01/30	1,000,000	1,133,460
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	945,000	979,105

		$19,891,327
Healthcare Revenue - Long Term Care - 1.1%
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 12/01/40	$1,000,000	$1,099,620
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	120,000	136,068

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	$180,000	$201,964
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	500,000	412,620
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	20,000	22,982
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	130,000	150,528

		$2,023,782
Human Services - 0.4%
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 7/01/32	$705,000	$788,888

Industrial Revenue - Airlines - 0.3%
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/25	$350,000	$389,162
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/31	100,000	110,940

		$500,102
Industrial Revenue - Environmental Services - 0.6%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	$1,160,000	$1,163,596

Industrial Revenue - Other - 1.7%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$1,475,000	$1,702,504
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 9/01/35	250,000	251,835
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 3/01/24	1,000,000	1,229,120

		$3,183,459
Industrial Revenue - Paper - 0.3%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 4/01/21	$470,000	$470,804

Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 7/15/40	$1,750,000	$1,935,465

Miscellaneous Revenue - Other - 6.7%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$205,000	$211,289
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	315,000	323,962
New York City, NY, Trust for Cultural Resources Rev. (American Museum of Natural History), “A”, 5%, 7/01/34	2,000,000	2,269,220
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	1,665,000	1,831,034
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	2,500,000	2,771,150
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/44	1,000,000	1,077,100
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	3,000,000	3,205,650
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal - Federation of Jewish Philanthropies of NY, Inc.), “A”, 5%, 7/01/27	1,000,000	1,003,010

		$12,692,415
Multi-Family Housing Revenue - 2.8%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/33	$400,000	$387,584
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 11/01/40	1,520,000	1,569,202
New York Housing Finance Agency Rev., “A”, 5.1%, 8/15/41	755,000	757,559
New York Housing Finance Agency Rev., “A”, 5.25%, 11/01/41	1,000,000	1,048,060
New York, NY, City Housing Development Corp., 5.5%, 11/01/34	15,000	15,056
New York, NY, City Housing Development Corp., “C”, 5%, 11/01/26	500,000	505,150
New York, NY, City Housing Development Corp., Multifamily Housing Rev., 4.8%, 11/01/35	1,000,000	1,031,110

		$5,313,721
Sales & Excise Tax Revenue - 1.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	$1,000,000	$1,110,780
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	180,000	196,220

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	$200,000	$222,614
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	10,000	12,074
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	845,000	728,314
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	1,075,000	955,127

		$3,225,129
Single Family Housing - State - 1.4%
New York Housing Finance Agency Rev., “E”, 3%, 11/01/30	$1,000,000	$918,220
New York Mortgage Agency Rev., “130”, 4.65%, 4/01/27	1,630,000	1,651,157

		$2,569,377
State & Agency - Other - 0.7%
New York Dormitory Authority (City University), AMBAC, 5.75%, 7/01/18	$650,000	$712,355
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 5/15/19	550,000	614,213

		$1,326,568
State & Local Agencies - 10.7%
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/33	$890,000	$997,539
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.902%, 6/01/37	1,405,000	1,079,223
New York City Educational Construction Fund Rev., “A”, 5.75%, 4/01/33	1,860,000	2,170,118
New York Dormitory Authority Rev. (School Program), 6.25%, 7/01/20	1,225,000	1,230,684
New York Dormitory Authority Rev., City University System, “A”, 5.625%, 7/01/16	1,735,000	1,827,979
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 2/15/40	830,000	909,091
New York Dormitory Authority Rev., State University Educational Facilities, “A”, 5.875%, 5/15/17	1,130,000	1,252,888
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	2,000,000	2,167,760
New York Urban Development Corp. Rev. (State Facilities), AMBAC, 5.6%, 4/01/15	1,060,000	1,074,215
New York Urban Development Corp. Rev., “D”, 5.625%, 1/01/28	2,000,000	2,304,560
New York Urban Development Corp. Rev., State Personal Income Tax Rev., “C”, 5%, 12/15/18	3,000,000	3,506,730
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/28	1,000,000	1,151,280
United Nations Development Corp., “A”, 5%, 7/01/26	500,000	553,640

		$20,225,707
Tax - Other - 9.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$270,000	$292,534
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	90,000	97,916
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	3,000,000	3,420,180
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 12/15/25	2,000,000	2,355,360
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 7/15/40	2,000,000	2,190,800
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/39	2,000,000	2,197,400
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 1/15/32	1,000,000	1,109,230
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2/01/27	3,000,000	3,446,370
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	605,000	680,631
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	1,250,000	1,294,763

		$17,085,184
Tobacco - 3.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/37	$765,000	$642,807
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	775,000	614,025
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/37	1,235,000	970,018
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	355,000	412,123
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	460,000	449,747
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	335,000	251,739
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	2,550,000	615,468
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	35,000	8,218
New York County Tobacco Trust II, 5.625%, 6/01/35	795,000	795,008
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 6/01/32	750,000	769,178

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 6/01/45	$500,000	$405,470

		$5,933,801
Toll Roads - 2.8%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$205,000	$250,711
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	170,000	203,674
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 1/01/28	1,000,000	1,139,820
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 11/15/29	2,000,000	2,258,580
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/31	3,000,000	1,487,640

		$5,340,425
Transportation - Special Tax - 1.3%
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 11/15/28	$2,000,000	$2,368,960

Universities - Colleges - 17.5%
Albany, NY, Capital Resource Corp. Rev. (The College Saint Rose), “A”, 5.625%, 7/01/31	$1,000,000	$1,093,830
Hempstead, NY, Industrial Development Agency Civic Rev. (Adelphi University), 5%, 10/01/30	1,515,000	1,578,372
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2/01/39	500,000	535,610
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/28	1,000,000	1,101,470
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	1,945,000	2,042,056
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 7/01/35	1,585,000	1,643,074
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/29	1,325,000	1,583,455
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 7/01/23	500,000	581,850
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 7/01/24	1,000,000	1,154,660
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	985,000	1,134,119
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 7/01/33	600,000	645,702
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 7/01/31	2,000,000	2,146,460
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 7/01/39	2,000,000	2,105,580
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, FGIC, 5%, 7/01/29	1,000,000	1,003,290
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 7/01/48	1,955,000	2,114,059
New York Dormitory Authority Rev., Non-State Supported Debt (Pace University), “A”, 5%, 5/01/38	500,000	508,175
New York Dormitory Authority Rev., Non-State Supported Debt (Pace University), “A”, 4.25%, 5/01/42	1,000,000	913,110
New York Dormitory Authority Rev., Non-State Supported Debt (St. Josephs College), 5.25%, 7/01/35	2,000,000	2,056,880
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 10/01/20	2,000,000	2,340,260
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 7/01/40	2,000,000	2,117,960
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	80,000	69,037
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	135,000	110,688
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 10/01/27	500,000	527,975
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 7/01/31	2,225,000	2,326,838
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), “E”, 5%, 9/01/31	1,000,000	1,102,230
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 6/01/41	595,000	657,606

		$33,194,346
Universities - Dormitories - 1.2%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/41	$2,000,000	$2,189,480

Universities - Secondary Schools - 1.2%
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/43 (n)	$750,000	$748,973
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	1,000,000	871,010
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	535,000	698,673

		$2,318,656

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 4.2%
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	$515,000	$578,747
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 5%, 5/01/21	1,500,000	1,736,025
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 4/01/33	1,000,000	1,152,230
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	2,000,000	2,316,400
New York Utility Debt Securitization Authority Rev., “TE”, 5%, 12/15/18	500,000	556,410
New York Utility Debt Securitization Authority Rev., “TE”, 5%, 6/15/18	1,500,000	1,634,820

		$7,974,632
Utilities - Other - 0.8%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	$1,085,000	$1,423,444
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	115,000	120,901

		$1,544,345
Water & Sewer Utility Revenue - 5.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 7/01/33	$1,345,000	$880,962
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 7/01/37	170,000	109,880
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/44	95,000	66,997
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 7/01/40	315,000	335,308
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	100,000	128,249
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “A”, 5%, 6/15/26	2,000,000	2,382,820
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 6/15/33	2,140,000	2,366,326
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 6/15/30	1,245,000	1,338,885
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 12/01/14	165,000	169,460
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 5%, 6/15/34	2,000,000	2,236,920

		$10,015,807
Total Municipal Bonds		$181,255,525

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	3,056,521	$3,056,521
Total Investments		$184,312,046

Other Assets, Less Liabilities - 2.7%		5,181,223
Net Assets - 100.0%		$189,493,269

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $748,973, representing 0.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$181,255,525	$—	$181,255,525
Mutual Funds	3,056,521	—	—	3,056,521
Total Investments	$3,056,521	$181,255,525	$—	$184,312,046

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$171,399,528
Gross unrealized appreciation	13,967,946
Gross unrealized depreciation	(1,055,428)
Net unrealized appreciation (depreciation)	$12,912,518

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,613,642	13,228,846	(12,785,967)	3,056,521

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$678	$3,056,521

7

QUARTERLY REPORT

June 30, 2014

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.3%
Airport Revenue - 5.2%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 7/01/23	$1,430,000	$1,582,224
Charlotte, NC, Airport Rev., “A”, 4.75%, 7/01/28	1,250,000	1,343,625
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 7/01/29	2,000,000	2,005,960
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 7/01/34	4,485,000	4,497,603
Charlotte, NC, Airport Rev., “A”, 5%, 7/01/36	3,000,000	3,280,950
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	1,055,000	1,189,449
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/36	3,440,000	3,757,134

		$17,656,945
General Obligations - General Purpose - 5.5%
Cary, NC, Public Improvement, 5%, 3/01/24	$2,940,000	$3,632,693
Guam Government, “A”, 6.75%, 11/15/29	240,000	261,775
Guam Government, “A”, 7%, 11/15/39	265,000	286,552
Mecklenburg County, NC, “A”, 5%, 8/01/18	5,100,000	5,908,656
New Hanover County, NC, Public Improvement, “A”, 5%, 8/01/30	2,000,000	2,297,280
North Carolina Capital Improvement Obligation, “A”, 5%, 5/01/26	1,450,000	1,679,608
North Carolina Capital Improvement Obligation, “C”, 5%, 5/01/25	2,710,000	3,162,353
State of Illinois, 5.5%, 7/01/33	365,000	405,146
State of Illinois, 5.5%, 7/01/38	1,095,000	1,191,305

		$18,825,368
General Obligations - Schools - 4.6%
Johnston County, NC, “B”, 5%, 2/01/18	$1,425,000	$1,629,701
Wake County, NC, “C”, 5%, 3/01/20	3,000,000	3,576,750
Wake County, NC, “C”, 5%, 3/01/21	3,000,000	3,614,640
Wake County, NC, “C”, 5%, 3/01/24	5,570,000	6,866,028

		$15,687,119
Healthcare Revenue - Hospitals - 19.3%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 10/01/38	$2,000,000	$2,294,180
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/31	1,000,000	1,046,680
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 1/15/34	4,000,000	4,343,440
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	1,140,000	1,266,688
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	360,000	397,447
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	525,000	569,100
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,820,000	1,861,187
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	310,000	362,436
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	1,450,000	1,583,820
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	470,000	528,600
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	790,000	862,072
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	1,110,000	1,182,139
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	55,000	59,045
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 10/01/36	1,960,000	2,115,722
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 7/01/26	2,000,000	2,296,520
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 7/01/31	1,000,000	1,150,560
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 1/01/35 (Prerefunded 01/01/21)	800,000	995,640
North Carolina Medical Care Commission, Health Care Facilities Rev. (Columbus Regional Healthcare System), “A”, 4%, 10/01/42	2,000,000	1,840,900
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/35	1,620,000	1,768,570
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/42	3,500,000	3,772,580
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/42	2,420,000	2,642,664
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 11/01/40	3,000,000	3,265,350

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/30	$5,250,000	$5,690,212
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/31	4,355,000	4,802,694
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, ASSD GTY, 5.625%, 10/01/38 (Prerefunded 10/01/14)	500,000	506,685
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, 5%, 10/01/38	1,825,000	1,966,602
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 10/01/25	1,600,000	1,761,680
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/29	2,215,000	2,456,457
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 6/01/34	2,000,000	2,142,340
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 11/01/15	1,140,000	1,135,166
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 10/01/38	1,000,000	1,069,910
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 10/01/26	1,155,000	1,200,646
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39	2,040,000	2,647,104
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 11/15/39	470,000	557,622
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	270,000	305,400
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	635,000	720,776
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	2,195,000	2,566,526

		$65,735,160
Healthcare Revenue - Long Term Care - 1.2%
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 1/01/31	$480,000	$498,562
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 1/01/39	1,520,000	1,575,267
North Carolina Medical Care Commission, Retirement Facilities Rev. (The United Methodist Retirement Homes), “A”, 5%, 10/01/33	1,590,000	1,616,966
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	35,000	40,219
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	220,000	254,740

		$3,985,754
Industrial Revenue - Other - 0.9%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$2,655,000	$3,064,507

Industrial Revenue - Paper - 0.3%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 5/01/34	$1,000,000	$1,110,010

Miscellaneous Revenue - Other - 1.7%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/25	$1,000,000	$1,205,270
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	420,000	432,886
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	640,000	658,208
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	3,145,000	3,458,619
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	100,000	109,436

		$5,864,419
Multi-Family Housing Revenue - 0.6%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/22	$815,000	$821,455
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 10/01/34	1,000,000	1,019,400

		$1,840,855
Port Revenue - 0.3%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2/01/40	$1,000,000	$1,058,320

Sales & Excise Tax Revenue - 1.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$1,675,000	$1,939,248
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	1,140,000	1,198,322
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 08/01/19)	15,000	18,110
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	555,000	478,360
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	1,935,000	1,719,228

		$5,353,268

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - 1.8%
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 1/01/37	$1,450,000	$1,458,381
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 7/01/26	1,525,000	1,537,459
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 1/01/37	75,000	76,328
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 7/01/38	1,385,000	1,400,872
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 7/01/38	1,535,000	1,615,204

		$6,088,244
State & Agency - Other - 2.4%
Charlotte, NC, COP (Transit Projects), 5%, 6/01/33	$3,000,000	$3,245,130
Charlotte, NC, COP (Transit Projects), “E”, 5%, 6/01/35	1,990,000	2,054,974
Charlotte, NC, COP, “E”, 5%, 6/01/26	760,000	857,774
Charlotte, NC, COP, “E”, 5%, 6/01/34	2,000,000	2,133,300

		$8,291,178
State & Local Agencies - 10.6%
Asheville, NC, Limited Obligation, 5%, 4/01/28	$400,000	$454,604
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 6/01/39	5,130,000	5,433,901
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.902%, 6/01/37	2,260,000	1,735,974
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 6/01/45	1,355,000	1,383,699
Harnett County, NC, 5%, 6/01/28	45,000	45,097
Harnett County, NC, COP, ASSD GTY, 5%, 6/01/29	400,000	434,556
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 6/01/27	3,230,000	3,584,719
Mecklenburg County, NC, COP, “A”, 5%, 2/01/28	350,000	390,670
Mooresville, NC, COP, 5%, 9/01/32	3,120,000	3,362,455
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 10/01/30	2,000,000	2,249,160
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/24	750,000	870,817
Pitt County, NC, Limited Obligation, “A”, 5%, 4/01/35	2,000,000	2,147,240
Salisbury, NC, COP, ASSD GTY, 5.625%, 3/01/26	1,000,000	1,130,540
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 6/01/32	3,000,000	3,335,730
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2010”, 5%, 1/01/33	6,000,000	6,736,140
Wilmington, NC, COP, “A”, 5%, 6/01/38	2,650,000	2,836,057

		$36,131,359
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$420,000	$455,053
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	145,000	157,754
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	1,005,000	1,130,635
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	305,000	329,461
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	350,000	362,534
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	305,000	333,765
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	2,090,000	2,277,828

		$5,047,030
Tobacco - 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/37	$1,295,000	$1,088,150
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,975,000	2,292,797
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	940,000	919,047
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	540,000	405,788
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	4,685,000	1,130,772
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	60,000	14,088

		$5,850,642
Toll Roads - 0.9%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$435,000	$531,996

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - continued
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	$350,000	$419,328
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	725,000	798,878
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	1,160,000	1,229,171

		$2,979,373
Transportation - Special Tax - 4.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/28	$1,715,000	$1,786,516
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, AGM, 6%, 7/01/18	5,810,000	6,731,873
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/28	2,300,000	2,624,093
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/36	3,000,000	3,324,120

		$14,466,602
Universities - Colleges - 15.2%
Appalachian State University, NC, Rev., 4%, 10/01/19	$1,080,000	$1,206,403
Appalachian State University, NC, Rev., NATL, 5%, 7/15/30 (Prerefunded 07/15/15)	370,000	388,441
Appalachian State University, NC, Rev., NATL, 5%, 7/15/30	630,000	661,399
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	1,000,000	1,188,620
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	2,000,000	2,099,800
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	1,545,000	1,778,898
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/33	1,000,000	1,069,990
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/28	980,000	1,112,996
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/29	865,000	978,799
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/31	2,000,000	2,232,040
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/38	1,000,000	1,096,730
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 10/01/38	2,500,000	2,750,825
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 6/01/31	3,240,000	3,465,083
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	450,000	488,403
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 7/01/20	2,180,000	2,178,866
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	170,000	146,703
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	275,000	225,475
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	115,000	91,534
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	55,000	42,921
University of North Carolina, Chapel Hill, 5%, 12/01/31	3,250,000	3,638,343
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 4/01/34	200,000	215,994
University of North Carolina, Charlotte, Rev., 5%, 4/01/43	1,715,000	1,895,915
University of North Carolina, Greensboro, Rev., 5%, 4/01/26	3,000,000	3,404,910
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	2,000,000	2,202,380
University of North Carolina, Raleigh, Rev., “A”, 5%, 10/01/29	5,000,000	5,872,450
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 10/01/34	1,890,000	2,101,132
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 10/01/34	2,000,000	2,182,400
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/24	1,615,000	1,867,118
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/25	1,705,000	1,966,206
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 6/01/28	1,825,000	1,928,186
Winston-Salem State University, NC, General Rev., 5%, 4/01/33	1,000,000	1,088,900

		$51,567,860
Utilities - Cogeneration - 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	$450,000	$457,497

Utilities - Municipal Owned - 6.5%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/20	$1,000,000	$1,168,220
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/21	1,000,000	1,178,460

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	$520,000	$602,264
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 1/01/18	14,245,000	16,540,867
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 1/01/30	2,500,000	2,773,125

		$22,262,936
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$1,695,000	$2,244,621
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	1,055,000	1,199,008
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	1,290,000	1,484,326
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	805,000	909,674
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	255,000	268,084

		$6,105,713
Water & Sewer Utility Revenue - 9.3%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 8/01/32	$1,000,000	$1,085,360
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/35	3,000,000	3,279,240
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/36	4,410,000	4,876,710
Charlotte, NC, Storm Water Fee Rev., 5%, 6/01/34	3,675,000	3,686,098
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.25%, 7/01/24	1,000,000	704,550
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 7/01/37	350,000	226,223
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/44	1,090,000	768,701
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/29	1,590,000	1,829,931
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 3/01/35	1,750,000	1,935,622
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 11/01/33	2,400,000	2,601,480
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 11/01/33	2,000,000	2,216,820
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 6/01/30	500,000	576,445
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 6/01/34	1,000,000	1,154,780
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 6/01/36	800,000	919,736
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/29	3,145,000	3,679,021
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 6/01/34	2,000,000	2,229,680

		$31,770,397
Total Municipal Bonds		$331,200,556

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	2,229,561	$2,229,561
Total Investments		$333,430,117

Other Assets, Less Liabilities - 2.1%		7,115,642
Net Assets - 100.0%		$340,545,759

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$331,200,556	$—	$331,200,556
Mutual Funds	2,229,561	—	—	2,229,561
Total Investments	$2,229,561	$331,200,556	$—	$333,430,117

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$310,276,225
Gross unrealized appreciation	24,377,022
Gross unrealized depreciation	(1,223,130)
Net unrealized appreciation (depreciation)	$23,153,892

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	435,865	18,665,241	(16,871,545)	2,229,561

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$561	$2,229,561

7

QUARTERLY REPORT

June 30, 2014

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.5%
Airport Revenue - 2.1%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$335,000	$377,684
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 6/15/40	2,000,000	2,111,440

		$2,489,124
General Obligations - General Purpose - 10.7%
Allegheny County, PA, “C-73”, 5%, 12/01/18	$1,500,000	$1,729,095
Chester County, PA, 5%, 11/15/32	1,000,000	1,146,180
Commonwealth of Pennsylvania, 5%, 4/15/15	1,515,000	1,573,479
Commonwealth of Pennsylvania, 5%, 4/15/19	1,000,000	1,169,520
Commonwealth of Pennsylvania, 5%, 6/01/20	1,500,000	1,780,020
Commonwealth of Pennsylvania, 5%, 11/15/21	500,000	601,500
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 7/01/15	1,860,000	1,958,078
Guam Government, “A”, 6.75%, 11/15/29	75,000	81,805
Guam Government, “A”, 7%, 11/15/39	90,000	97,320
Luzerne County, PA, AGM, 6.75%, 11/01/23	500,000	575,445
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/32	595,000	287,778
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 4/15/24	1,000,000	1,123,830
State of Illinois, 5.5%, 7/01/33	125,000	138,749
State of Illinois, 5.5%, 7/01/38	380,000	413,421

		$12,676,220
General Obligations - Schools - 11.2%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 11/01/28	$1,000,000	$1,011,370
Carlisle, PA, School District, 5%, 9/01/26	1,000,000	1,147,740
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/31	1,150,000	566,329
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/33	760,000	337,136
Daniel Boone, PA, School District, 5%, 8/15/32	500,000	533,840
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 4/01/34	1,275,000	1,429,492
Northampton County, PA, Area School District, “A”, 5%, 10/01/33	1,000,000	1,119,490
Northampton County, PA, Area School District, “A”, 5%, 10/01/34	1,210,000	1,349,041
Reading, PA, School District, “A”, 5%, 4/01/18	1,000,000	1,094,420
Reading, PA, School District, “A”, 5%, 4/01/20	665,000	734,672
Scranton, PA, School District, “A”, AGM, 5%, 7/15/27	1,340,000	1,462,101
West Chester, PA, Area School District, “A”, 5%, 5/15/22	640,000	780,141
West Chester, PA, Area School District, “A”, 5%, 5/15/24	500,000	615,570
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 11/15/34	1,000,000	1,109,630

		$13,290,972
Healthcare Revenue - Hospitals - 19.0%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 5%, 9/01/18	$500,000	$574,255
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/29	1,000,000	1,115,860
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/40	1,500,000	1,606,125
Blair County, PA, Hospital Authority Rev. (Altoona Regional Health System), 6%, 11/15/39	750,000	781,065
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 7/01/39	500,000	586,985
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 11/15/29 (Prerefunded 11/15/14)	500,000	510,490
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/41	500,000	566,710
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 5/15/40	1,000,000	1,064,150
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.75%, 6/01/20	750,000	843,510
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	305,000	320,833
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	705,000	805,427
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 6/01/34	1,000,000	1,110,810
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	500,000	545,795

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	$165,000	$182,163
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	150,000	162,600
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/25	335,000	377,016
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	390,000	435,923
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 11/15/18	200,000	200,100
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 11/15/35	450,000	450,086
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 11/01/34 (Prerefunded 11/01/14)	350,000	356,216
Lehigh County, PA, General Purpose Authority Hospital Rev. (Lehigh Valley Hospital), NATL, 7%, 7/01/16	85,000	88,933
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 7/01/39	750,000	795,645
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	105,000	122,761
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	150,000	168,702
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 1/01/27	250,000	257,735
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 1/01/37	250,000	254,988
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	20,000	21,471
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/40	500,000	524,505
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pittsburg Medical Center), “E”, 5%, 5/15/19	1,730,000	2,006,073
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “C”, 5%, 7/01/25	1,000,000	1,143,650
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	810,000	866,959
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 6/01/25	750,000	846,615
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 11/15/33	500,000	553,270
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 11/15/39	155,000	183,897
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/32	500,000	551,485
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 7/01/30	1,000,000	1,055,070
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	485,000	502,504

		$22,540,382
Healthcare Revenue - Long Term Care - 2.3%
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	$300,000	$300,756
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/22	250,000	252,053
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	500,000	530,905
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	500,000	500,305
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 1/01/39	500,000	542,840
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 11/15/29	250,000	285,858
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	65,000	73,704
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	105,000	117,812
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	10,000	11,491
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	70,000	81,054

		$2,696,778
Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 9/01/24	$110,000	$110,074

Industrial Revenue - Other - 1.0%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/31	$1,000,000	$1,197,180

Miscellaneous Revenue - Other - 0.3%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$145,000	$149,449
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	225,000	231,401

		$380,850
Sales & Excise Tax Revenue - 1.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$580,000	$671,501
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	120,000	130,813

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	$135,000	$150,264
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	360,000	310,288
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	760,000	675,252

		$1,938,118
Single Family Housing Revenue - Local - 0.5%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 11/01/37	$535,000	$541,704

Single Family Housing - State - 2.6%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.75%, 10/01/28	$1,000,000	$1,050,070
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 4/01/31	920,000	928,942
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 4/01/37	25,000	25,386
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 10/01/22	1,000,000	1,025,490

		$3,029,888
Solid Waste Revenue - 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/19	$205,000	$205,154
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	500,000	542,935

		$748,089
State & Local Agencies - 3.3%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/18	$715,000	$814,020
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.902%, 6/01/37	730,000	560,735
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.678%, 8/01/18 (p)	50,000	63,849
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	335,000	363,100
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/23 (Prerefunded 7/01/18)	60,000	70,702
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/23	440,000	488,822
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	500,000	577,065
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2/01/26 (Prerefunded 8/01/14)	1,000,000	1,003,770

		$3,942,063
Tax - Other - 1.1%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	$750,000	$773,468
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	140,000	151,684
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	45,000	48,958
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	125,000	138,675
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 10/01/24	135,000	136,689

		$1,249,474
Tax Assessment - 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/35	$225,000	$229,205

Tobacco - 2.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	$430,000	$340,685
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/37	665,000	522,318
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	755,000	876,487
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	310,000	303,090
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	165,000	123,991
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	1,630,000	393,417
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	20,000	4,696
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/21	80,000	80,010

		$2,644,694

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - 1.3%
Delaware River Port Authority Rev., 5%, 1/01/29	$1,145,000	$1,294,583
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	140,000	171,217
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	110,000	131,789

		$1,597,589
Transportation - Special Tax - 0.9%
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 12/01/30	$1,000,000	$1,110,930

Universities - Colleges - 17.8%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 3/01/33	$1,250,000	$1,323,113
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 3/01/24	1,000,000	1,064,350
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/38	250,000	265,743
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 10/15/40	500,000	533,275
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 11/01/31	250,000	280,240
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 11/01/26	1,000,000	1,080,420
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 11/01/39	300,000	317,943
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 10/01/31	565,000	598,205
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/34	750,000	855,885
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 12/01/19	290,000	333,761
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 12/01/31	350,000	382,288
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 5/01/40	1,000,000	1,060,160
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	1,050,000	1,102,395
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 4/15/37	500,000	537,905
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	505,000	581,452
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 11/01/34	250,000	266,583
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 11/15/33	500,000	566,600
Pennsylvania Higher Educational Facilities Authority Rev. (Bryn Mawr College), 5%, 12/01/27	700,000	831,964
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 5/01/37	630,000	654,992
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 5/01/27	500,000	540,300
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5%, 5/01/37	500,000	513,995
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 6/01/20	500,000	538,420
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/41	500,000	551,770
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/24	1,945,000	2,238,442
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	95,000	77,891
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 1/01/38	1,000,000	1,060,820
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 11/01/30	1,000,000	1,097,010
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 11/01/35	1,000,000	1,076,200
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 3/01/37	750,000	759,450

		$21,091,572
Universities - Dormitories - 3.7%
Clarion County, PA, Industrial Development Authority Student Housing Rev. (Clarion University Foundation, Inc.), “A”, 5%, 7/01/45	$1,000,000	$1,003,120
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	1,000,000	1,014,930
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/43	1,000,000	1,050,720
Pennsylvania Higher Educational Facilities Authority Rev. (Indiana University Foundation), “A”, 5%, 7/01/41	750,000	778,005
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/43	500,000	565,415

		$4,412,190
Universities - Secondary Schools - 2.5%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	$345,000	$450,546
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/37	500,000	514,135
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/40	500,000	521,830

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	$665,000	$711,663
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	400,000	414,608
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	400,000	412,572

		$3,025,354
Utilities - Investor Owned - 2.3%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 12/01/39	$1,000,000	$1,067,790
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	415,000	488,044
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	110,000	120,010
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 10/01/39	1,000,000	1,074,220

		$2,750,064
Utilities - Municipal Owned - 1.2%
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	$315,000	$353,991
Philadelphia, PA, Gas Works Rev., 5.25%, 8/01/40	1,000,000	1,121,770

		$1,475,761
Utilities - Other - 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$545,000	$721,722
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	280,000	367,340
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	420,000	477,330
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	235,000	268,988
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	255,000	288,158
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	75,000	78,848

		$2,202,386
Water & Sewer Utility Revenue - 6.1%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 6/01/40	$1,000,000	$1,088,440
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/33	1,000,000	1,097,830
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/42	1,000,000	1,046,060
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 7/01/33	960,000	628,790
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 7/01/37	120,000	77,562
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 7/01/40	260,000	276,762
Guam Water & Wastewater System Rev., 5.25%, 7/01/20	45,000	50,360
Guam Water & Wastewater System Rev., 5.25%, 7/01/21	120,000	133,954
Harrisburg, PA, Water Authority Rev., 5.25%, 7/15/31	1,000,000	958,700
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 1/01/32	1,000,000	1,083,880
St. Mary’s, PA, Water Authority Rev., 5.15%, 2/01/30	750,000	820,538

		$7,262,876
Total Municipal Bonds		$114,633,537

Money Market Funds - 4.2%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	4,972,709	$4,972,709
Total Investments		$119,606,246

Other Assets, Less Liabilities - (0.7)%		(811,656)
Net Assets - 100.0%		$118,794,590

(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

5

Portfolio of Investments (unaudited) – continued

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RITES	Residual Interest Tax-Exempt Security
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$114,633,537	$—	$114,633,537
Mutual Funds	4,972,709	—	—	4,972,709
Total Investments	$4,972,709	$114,633,537	$—	$119,606,246

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$112,318,180
Gross unrealized appreciation	7,643,717
Gross unrealized depreciation	(355,651)
Net unrealized appreciation (depreciation)	$7,288,066

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,151,391	10,486,653	(8,665,335)	4,972,709

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$626	$4,972,709

8

QUARTERLY REPORT

June 30, 2014

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.1%
Airport Revenue - 3.6%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/21	$2,000,000	$2,307,914
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/40	2,250,000	2,343,308
Richland Lexington, SC, Airport Rev. (Columbia Airport), AGM, 5.125%, 1/01/25	1,500,000	1,518,480

		$6,169,702
General Obligations - General Purpose - 7.4%
Aiken County, SC, County Administration Building Project, 5%, 3/01/25	$910,000	$1,077,440
Charleston County, SC, Capital Improvement Rev., 5%, 11/01/19	455,000	538,288
Charleston County, SC, General Obligation, Transportation Sales Tax, 5%, 11/01/20	2,000,000	2,400,960
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 3/01/33	1,000,000	1,200,440
Guam Government, “A”, 5.25%, 11/15/37	280,000	278,860
Guam Government, “A”, 7%, 11/15/39	50,000	54,067
Richland County, SC, General Obligation, “B”, 5%, 3/01/23	3,000,000	3,651,240
South Carolina, State Highway, “A”, 5%, 6/01/18	3,000,000	3,472,890

		$12,674,185
General Obligations - Schools - 12.3%
Anderson County, SC, School District, “A”, 5%, 3/01/21	$1,065,000	$1,274,304
Anderson County, SC, School District, “A”, 5%, 3/01/26	1,240,000	1,527,829
Chesterfield County, SC, School District, 5%, 3/01/25	3,000,000	3,476,790
Florence County, SC, School District No. 1, 3%, 3/01/17	2,615,000	2,784,007
Florence County, SC, School District No. 1, 4%, 3/01/18	1,185,000	1,318,360
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/23	1,030,000	1,251,738
Oconee County, GA, General Obligation, “A”, 5%, 3/01/19	465,000	543,250
Oconee County, GA, General Obligation, “A”, 5%, 3/01/22	805,000	970,653
Orangeburg County, SC, Consolidated School District, 4%, 4/01/19	1,315,000	1,457,980
Richland County, SC, School District No. 1, “A”, 5%, 3/01/25	2,000,000	2,337,340
Richland County, SC, School District No. 1, “A”, 5%, 3/01/29	3,000,000	3,419,190
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C-1”, 0%, 8/01/32	1,580,000	706,766

		$21,068,207
Healthcare Revenue - Hospitals - 17.4%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	$400,000	$420,764
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	925,000	1,056,766
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 11/01/34	1,050,000	1,058,925
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/37	3,000,000	3,216,330
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 5/01/20	3,400,000	3,965,420
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 10/01/39	1,000,000	1,081,600
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), “B”, 5%, 10/01/31	1,950,000	2,113,781
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	550,000	600,375
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	480,000	533,342
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	155,000	171,123
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	180,000	195,120
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	605,000	676,239
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	865,000	968,627
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/32	1,500,000	1,610,535
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/26	500,000	553,535
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	465,000	475,523
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	400,000	436,492
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	445,000	473,921
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/29	585,000	686,065

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39	$915,000	$1,187,304
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2/01/38	1,500,000	1,649,145
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 11/01/30	375,000	257,003
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/37	1,250,000	1,310,900
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 8/01/39	275,000	296,252
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/30	1,000,000	1,111,230
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/37	2,000,000	2,117,420
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	105,000	118,767
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	255,000	289,445
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	945,000	1,104,951

		$29,736,900
Healthcare Revenue - Long Term Care - 0.9%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	$347,141	$238,354
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	152,775	2,510
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 10/01/26	400,000	400,092
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/43	750,000	708,435
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	250,000	238,230

		$1,587,621
Industrial Revenue - Chemicals - 0.6%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 1/01/24	$1,000,000	$1,000,120

Industrial Revenue - Other - 0.7%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 5/01/17	$1,000,000	$1,169,400

Industrial Revenue - Paper - 0.7%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	$1,000,000	$1,048,760
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	100,000	109,277

		$1,158,037
Miscellaneous Revenue - Other - 1.1%
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 4/01/18	$570,000	$570,718
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 4/01/19	595,000	595,696
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 4/01/20	630,000	630,611
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	45,000	49,246

		$1,846,271
Multi-Family Housing Revenue - 0.6%
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2/20/38	$1,000,000	$1,011,330

Port Revenue - 0.2%
South Carolina Ports Authority, Ports Rev., 5.25%, 7/01/40	$250,000	$270,383

Sales & Excise Tax Revenue - 1.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$725,000	$801,625
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	200,000	222,614
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	735,000	629,491
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	1,090,000	939,482

		$2,593,212

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - 2.1%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	$830,000	$841,056
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 7/01/38	630,000	643,205
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 7/01/37	850,000	882,232
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 7/01/32	1,270,000	1,280,592

		$3,647,085
Solid Waste Revenue - 0.7%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 10/01/28	$1,000,000	$1,140,810

State & Local Agencies - 7.8%
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/24	$1,000,000	$1,220,080
Berkeley County, SC, School District Special Obligation, 5%, 12/01/20	800,000	925,992
Berkeley County, SC, School District Special Obligation, 5%, 12/01/21	1,000,000	1,160,810
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/33	825,000	924,685
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/21	1,000,000	1,195,780
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 12/01/31	3,720,000	4,023,440
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/30	2,000,000	2,281,760
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 12/01/28	680,000	741,050
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	290,000	330,702
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	520,000	563,618

		$13,367,917
Tax - Other - 3.2%
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/22	$1,025,000	$1,166,050
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/29	750,000	811,755
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/30	500,000	536,010
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	180,000	195,023
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	60,000	65,278
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	160,000	177,504
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 10/01/24	180,000	182,252
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/32	2,100,000	2,275,266

		$5,409,138
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	$395,000	$395,079

Tobacco - 1.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	$525,000	$415,952
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/37	840,000	659,770
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	850,000	986,774
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	235,000	176,593
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	2,360,000	569,610
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	30,000	7,044

		$2,815,743
Toll Roads - 1.0%
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/31	$1,510,000	$748,779
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	335,000	369,137
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	535,000	566,902

		$1,684,818
Transportation - Special Tax - 3.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/26	$735,000	$731,060
South Carolina Transportation Infrastructure Rev., “A”, 5%, 10/01/23	2,825,000	3,267,932
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 10/01/33 (Prerefunded 10/01/14)	1,645,000	1,664,493

		$5,663,485

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - 6.5%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/22	$1,205,000	$1,397,463
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	200,000	217,068
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	75,000	64,722
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	125,000	102,489
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	55,000	43,777
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	30,000	23,412
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 4/01/32	1,000,000	1,072,190
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/35	1,000,000	1,089,970
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 5/01/38	1,000,000	1,106,130
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/40	2,000,000	2,159,020
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/35	2,555,000	2,789,319
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/39	1,000,000	1,072,120

		$11,137,680
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	$220,000	$230,701

Utilities - Investor Owned - 0.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	$800,000	$940,808
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	150,000	163,650

		$1,104,458
Utilities - Municipal Owned - 8.0%
Easley, SC, Utility Rev., AGM, 5.25%, 12/01/31	$2,500,000	$2,760,075
Easley, SC, Utility Rev., ASSD GTY, 5%, 12/01/34	2,325,000	2,526,531
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 12/01/21	175,000	175,567
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	860,000	999,767
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/21	2,700,000	3,336,309
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/30	1,000,000	1,105,410
South Carolina Public Service Authority Rev., “A”, 5.5%, 1/01/38	2,500,000	2,813,575

		$13,717,234
Utilities - Other - 1.6%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$685,000	$907,118
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/28	130,000	159,632
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	270,000	308,688
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	290,000	331,943
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	570,000	655,865
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	330,000	372,910

		$2,736,156
Water & Sewer Utility Revenue - 12.4%
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 1/01/35	$1,000,000	$1,111,610
Columbia, SC, Waterworks & Sewer Systems Rev., AGM, 5%, 2/01/29 (Prerefunded 2/01/15)	1,020,000	1,048,560
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/25	580,000	672,011
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/36	3,000,000	3,316,080
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/20	120,000	142,250
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/21	400,000	478,512
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 7/01/37	165,000	106,648
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/44	1,110,000	782,805
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 10/01/29	1,000,000	1,109,150
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 1/01/24	1,000,000	1,149,190
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 10/01/30	1,000,000	1,114,990

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 7/01/40	$315,000	$335,308
Laurens County, SC, Water & Sewer Commission, Waterworks District (Rabon Creek), “A”, 5%, 3/01/32	1,405,000	1,492,967
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 1/15/39	2,000,000	2,232,760
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/33	1,000,000	1,110,410
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 6/01/39	2,000,000	2,168,020
Spartanburg, SC, Waterworks Rev., “A”, AGM, 5%, 6/01/17	2,040,000	2,282,903
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 12/01/25	540,000	602,041

		$21,256,215
Total Municipal Bonds		$164,591,887

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	2,621,844	$2,621,844
Total Investments		$167,213,731

Other Assets, Less Liabilities - 2.4%		4,178,107
Net Assets - 100.0%		$171,391,838

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$164,591,887	$—	$164,591,887
Mutual Funds	2,621,844	—	—	2,621,844
Total Investments	$2,621,844	$164,591,887	$—	$167,213,731

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$158,260,566
Gross unrealized appreciation	9,960,700
Gross unrealized depreciation	(1,007,535)
Net unrealized appreciation (depreciation)	$8,953,165

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,792,200	11,373,029	(11,543,385)	2,621,844

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$748	$2,621,844

7

QUARTERLY REPORT

June 30, 2014

MFS® TENNESSEE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 95.3%
Airport Revenue - 2.0%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 7/01/39	$1,000,000	$1,062,140
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/25	1,000,000	1,119,320

		$2,181,460
General Obligations - General Purpose - 20.6%
Chattanooga, TN, “B”, 4%, 10/01/23	$1,325,000	$1,480,104
Guam Government, “A”, 5.25%, 11/15/37	215,000	214,125
Johnson City, TN, 5%, 6/01/31	1,000,000	1,101,710
Memphis, TN, “A”, 5%, 11/01/22	1,500,000	1,812,885
Memphis, TN, “B”, 5%, 4/01/34	1,025,000	1,162,739
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/21	2,000,000	2,377,140
Metropolitan Government of Nashville & Davidson County, TN, 5%, 1/01/28 (Prerefunded 01/01/18)	2,000,000	2,287,400
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/34	1,000,000	1,108,820
Shelby County, TN, “A”, 4.75%, 3/01/18	200,000	227,668
Shelby County, TN, “A”, 5%, 3/01/28	2,000,000	2,322,360
State of Tennessee, “A”, 5%, 8/01/22	1,500,000	1,836,600
State of Tennessee, “A”, 5%, 10/01/29	1,500,000	1,749,180
State of Tennessee, “C”, 5%, 5/01/16	500,000	542,610
Sumner County, TN, 5%, 6/01/20	1,175,000	1,401,646
Sumner County, TN, 5%, 6/01/21	1,300,000	1,562,626
Williamson County, TN, School District, “A”, 4%, 3/01/19	1,015,000	1,141,479

		$22,329,092
General Obligations - Schools - 0.9%
Williamson County, TN, School District, 5%, 4/01/26	$740,000	$922,121

Healthcare Revenue - Hospitals - 11.1%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$500,000	$544,260
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 10/01/33	1,000,000	1,145,740
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	295,000	310,313
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	680,000	776,866
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	405,000	450,008
Jackson, TN, Hospital Rev. (Jackson-Madison Project), 5.625%, 4/01/38	1,000,000	1,095,240
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 7/01/18	165,000	165,403
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 7/01/31	400,000	416,616
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	790,000	883,022
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	265,000	296,747
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, AGM, 0%, 1/01/41	900,000	223,344
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	675,000	690,275
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	85,000	99,378
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	510,000	556,527
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 11/15/40	1,500,000	1,616,775
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 9/01/27	1,500,000	1,606,440
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 11/15/39	170,000	201,693
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	785,000	917,869

		$11,996,516
Healthcare Revenue - Long Term Care - 2.3%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 4/01/23	$430,000	$437,723
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/43	1,000,000	993,920

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 7/01/37	$1,000,000	$1,036,660

		$2,468,303
Industrial Revenue - Other - 0.9%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$845,000	$975,333

Miscellaneous Revenue - Entertainment & Tourism - 2.6%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 11/01/29	$2,500,000	$2,856,350

Miscellaneous Revenue - Other - 5.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 7/01/37 (Prerefunded 07/01/15)	$1,000,000	$1,075,910
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/17	435,000	435,318
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/21	535,000	629,989
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/23	1,205,000	1,425,720
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/26	880,000	940,139
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	980,000	1,077,726

		$5,584,802
Multi-Family Housing Revenue - 0.9%
Knoxville, TN, Community Development Corp., 5%, 7/01/24	$1,000,000	$1,002,920

Sales & Excise Tax Revenue - 1.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$480,000	$555,725
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	300,000	315,348
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	120,000	133,568
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	525,000	449,636
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	160,000	137,906
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 8/01/56	7,755,000	463,284

		$2,055,467
Single Family Housing - State - 3.2%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 7/01/26	$945,000	$955,433
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 7/01/29	780,000	811,450
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 7/01/38	275,000	286,289
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 7/01/24	1,310,000	1,357,029

		$3,410,201
State & Agency - Other - 1.0%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 6/01/40	$1,000,000	$1,066,790

State & Local Agencies - 8.3%
Blount County, TN, Public Building Authority Rev. (Local Government Public Improvement), “B-12-A”, 5%, 6/01/22	$500,000	$573,605
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/33	510,000	571,623
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/20	700,000	811,538
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/24	1,000,000	1,133,160
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	310,000	336,003
Tennessee School Bond Authority, “A”, 5%, 11/01/43	1,000,000	1,113,620
Tennessee School Bond Authority, “B”, 5.125%, 5/01/33	2,000,000	2,230,720
Tennessee School Bond Authority, “C”, AGM, 5%, 5/01/32	2,000,000	2,205,360

		$8,975,629
Tax - Other - 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$150,000	$162,519
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	50,000	54,398

		$216,917

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 1.6%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$200,000	$232,182
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	260,000	254,205
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	190,000	142,777
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	1,470,000	354,799
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	20,000	4,696
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/31	750,000	728,325

		$1,716,984
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	$200,000	$220,380
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	320,000	339,082

		$559,462
Transportation - Special Tax - 0.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/28	$600,000	$625,020

Universities - Colleges - 4.4%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 10/01/39	$500,000	$550,325
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/40	250,000	269,065
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 4%, 9/01/23	1,000,000	1,069,300
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 10/01/34	2,500,000	2,779,325
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	120,000	130,241

		$4,798,256
Universities - Dormitories - 1.1%
Shelby County, TN, Health Educational & Housing Facilities Board Rev. (Rhodes College), 5.5%, 8/01/40	$1,000,000	$1,145,290

Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	$130,000	$136,323

Utilities - Municipal Owned - 9.5%
Chattanooga, TN, Electric Rev., “A”, 5%, 9/01/33	$2,000,000	$2,199,600
Citizens Gas Utility District, TN, Gas Rev., 5%, 5/01/35	1,000,000	1,051,070
Clarksville, TN, Electric System Rev., “A”, 5%, 9/01/34	1,250,000	1,367,537
Guam Power Authority Rev., “A”, N, 5%, 10/01/24	530,000	616,136
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	300,000	337,134
Johnson City, TN, Electric Rev., AGM, 5%, 5/01/29	1,000,000	1,108,430
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	195,000	225,849
Memphis, TN, Electric Systems Rev., 5%, 12/01/34	1,000,000	1,151,590
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “A”, 5%, 5/15/39	2,000,000	2,264,460

		$10,321,806
Utilities - Other - 1.7%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	$225,000	$257,240
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	115,000	131,632
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	85,000	97,791
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	1,200,000	1,380,768

		$1,867,431
Water & Sewer Utility Revenue - 14.7%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/29	$1,000,000	$1,134,870
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 7/01/37	100,000	64,635
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/44	670,000	472,504
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., FGIC, 5.25%, 9/01/37	1,000,000	1,101,630
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 4/01/37 (Prerefunded 04/01/15)	2,620,000	2,714,503

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Knoxville, TN, Waste Water System Rev., “B”, 5%, 4/01/21	$1,150,000	$1,370,628
Memphis, TN, Sanitary Sewerage System Rev., 5%, 5/01/19	1,425,000	1,665,825
Memphis, TN, Sanitary Sewerage System Rev., 5%, 10/01/21	865,000	1,020,492
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/32	2,000,000	2,289,520
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, AGM, 5.25%, 1/01/22	1,365,000	1,651,200
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	65,000	83,362
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 12/01/33	2,140,000	2,342,187

		$15,911,356
Total Municipal Bonds		$103,123,829

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	2,206,945	$2,206,945
Total Investments		$105,330,774

Other Assets, Less Liabilities - 2.7%		2,908,050
Net Assets - 100.0%		$108,238,824

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$103,123,829	$—	$103,123,829
Mutual Funds	2,206,945	—	—	2,206,945
Total Investments	$2,206,945	$103,123,829	$—	$105,330,774

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$99,698,037
Gross unrealized appreciation	6,438,273
Gross unrealized depreciation	(805,536)
Net unrealized appreciation (depreciation)	$5,632,737

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,662,126	8,742,729	(8,197,910)	2,206,945

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$516	$2,206,945

6

QUARTERLY REPORT

June 30, 2014

MFS® VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 99.4%
Airport Revenue - 3.4%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$855,000	$963,956
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 10/01/28	1,500,000	1,707,600
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 10/01/35	3,000,000	3,121,320
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/23	2,000,000	2,258,760
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/24	1,000,000	1,121,990
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 8/01/27	720,000	722,290

		$9,895,916
General Obligations - General Purpose - 13.1%
Arlington County, VA, General Obligation, “A”, 5%, 8/01/22	$1,950,000	$2,385,962
Chesapeake, VA, “B”, 5%, 6/01/23	1,930,000	2,285,545
Guam Government, “A”, 6.75%, 11/15/29	925,000	1,008,925
Guam Government, “A”, 5.25%, 11/15/37	540,000	537,802
Guam Government, “A”, 7%, 11/15/39	110,000	118,946
Isle Wight County, VA, “A”, 4%, 4/01/20	1,045,000	1,169,303
Loudoun County , VA, General Obligation Public Improvement, “A”, 5%, 12/01/20	2,290,000	2,761,053
Loudoun County , VA, General Obligation Public Improvement, “A”, 5%, 12/01/22	3,000,000	3,677,910
Loudoun County , VA, General Obligation Public Improvement, “B”, 5%, 11/01/18	5,500,000	6,424,385
Lynchburg, VA, Public Improvement, 5%, 12/01/23	1,000,000	1,163,960
Lynchburg, VA, Public Improvement, 5%, 6/01/26	1,000,000	1,203,630
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/22	1,255,000	1,498,056
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/32	500,000	567,435
Richmond, VA, Public Improvement, “A”, 5%, 3/01/28	220,000	256,619
Richmond, VA, Public Improvement, “B”, 5%, 7/15/20	1,685,000	2,012,160
Stafford County & Staunton, VA, Industrial Development Authority Rev., 5%, 8/01/34 (Prerefunded 8/01/14)	590,000	592,224
Stafford County, VA, General Obligation Public Improvement, 5%, 7/01/22	555,000	663,408
Suffolk, VA, General Obligation, 5%, 12/01/21	3,330,000	3,984,478
Suffolk, VA, General Obligation, 5%, 12/01/22	2,480,000	2,987,284
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/22	2,000,000	2,426,840

		$37,725,925
General Obligations - Schools - 0.3%
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/35	$2,595,000	$885,310

Healthcare Revenue - Hospitals - 16.4%
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 9/01/37	$1,000,000	$1,024,880
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 5/15/35	1,500,000	1,701,270
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “C”, 5%, 5/15/25	500,000	558,385
Fauquier County, VA, Industrial Development Authority Hospital Authority Rev. (Fauquier Hospital Obligation Group), “B”, 5.25%, 10/01/37	2,000,000	2,294,180
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/31	750,000	811,050
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/33	1,000,000	1,070,380
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 6/15/19	1,125,000	1,259,843
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 11/01/42	1,750,000	1,897,578
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 8/15/20	1,500,000	1,755,600
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	970,000	1,077,796
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	375,000	414,008
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	395,000	428,180
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,635,000	1,672,000
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	635,000	692,931

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/36	$2,875,000	$3,197,230
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 1/15/39	1,315,000	1,361,249
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 7/01/33	2,385,000	2,607,950
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, 5%, 7/01/38 (Prerefunded 7/01/20)	45,000	53,940
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, N, 5%, 7/01/38	2,955,000	3,124,026
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 7/01/17	2,315,000	2,503,117
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39	1,805,000	2,342,168
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 11/01/40	4,000,000	4,287,480
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), ‘‘A’’, 5.25%, 9/01/37	2,000,000	2,069,820
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 7/01/29	1,400,000	1,635,466
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	220,000	248,844
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	530,000	601,592
Winchester, VA, Industrial Development Authority, Hospital Rev. (Valley Health Systems), “E”, 5.75%, 1/01/39	3,000,000	3,051,930
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	1,880,000	2,198,209
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	1,280,000	1,326,195

		$47,267,297
Healthcare Revenue - Long Term Care - 2.0%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/42	$1,000,000	$1,007,570
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 12/01/38	750,000	557,018
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/24	395,000	409,607
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/25	385,000	397,162
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/48 (a)	200,800	5,317
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 1/01/37	1,000,000	1,009,950
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 1/01/35	1,240,000	1,243,794
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 9/01/31	750,000	756,180
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	175,000	198,433
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	265,000	297,335

		$5,882,366
Industrial Revenue - Other - 1.1%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$240,000	$277,018
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 9/01/15	2,000,000	2,005,180
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 4/01/33	1,000,000	1,000,510

		$3,282,708
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	$100,000	$110,551
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	130,000	142,060
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	1,683,272	168

		$252,779
Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	$80,000	$87,549

Multi-Family Housing Revenue - 5.7%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 11/01/31	$2,750,000	$2,752,255
Virginia Housing Development Authority Rev., “C”, 5.625%, 11/01/38	1,355,000	1,381,341
Virginia Housing Development Authority Rev., “D”, 4.6%, 7/01/33	1,000,000	1,008,470
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 6/01/30	1,450,000	1,582,501

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 6/01/45	$3,050,000	$3,165,412
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 10/01/39	3,000,000	3,083,010
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 4/01/37	1,330,000	1,376,630
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 4/01/45	2,125,000	2,200,098

		$16,549,717
Port Revenue - 0.3%
Virginia Port Authority Facilities Rev., FGIC, 5%, 7/01/36	$1,000,000	$1,002,660

Sales & Excise Tax Revenue - 1.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$1,320,000	$1,459,511
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	40,000	48,294
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	675,000	581,789
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	1,645,000	1,461,566

		$3,551,160
Single Family Housing - State - 4.3%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	$1,370,000	$1,388,248
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 7/01/32	2,000,000	2,020,060
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 10/01/22	1,270,000	1,272,769
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 10/01/27	2,630,000	2,635,392
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 1/01/41	3,770,000	4,005,587
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 1/01/15	1,000,000	1,013,490

		$12,335,546
State & Local Agencies - 11.3%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.902%, 6/01/37	$1,915,000	$1,470,969
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 1/15/30 (Prerefunded 1/15/15)	1,000,000	1,025,850
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/33	500,000	573,355
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/34	1,000,000	1,142,030
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/35	1,000,000	1,101,190
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2/01/29	500,000	546,105
Powhatan County, VA, 5%, 1/15/32	2,500,000	2,761,200
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 4/01/33	3,000,000	3,249,600
Virginia College Building Authority, Educational Facilities Rev., 5%, 2/01/23	2,140,000	2,589,293
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2/01/29	1,500,000	1,681,920
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/20	2,885,000	3,428,447
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/27	3,000,000	3,448,560
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “B”, 5%, 9/01/20	3,000,000	3,565,110
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 8/01/28	1,000,000	1,125,810
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 8/01/29	950,000	1,082,022
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/21	1,000,000	1,129,960
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/19	1,175,000	1,385,407
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/30	1,000,000	1,142,560
Virginia Resource Authority Infrastructure Rev. (Virginia Pooled Financing Program), “A”, 5%, 8/01/29 (Prerefunded 8/01/19)	100,000	118,123

		$32,567,511
Tax - Other - 1.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$365,000	$395,463
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	120,000	130,555
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	830,000	933,758
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	250,000	270,050
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	285,000	295,206
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	250,000	273,578
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	1,645,000	1,792,836

		$4,091,446

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - 0.3%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$750,000	$760,950

Tobacco - 1.9%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	$100,000	$79,229
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,575,000	1,828,433
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	740,000	723,505
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	50,000	11,740
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/21	295,000	295,038
Virginia Tobacco Settlement Financing Corp., 5.625%, 6/01/37	1,000,000	1,050,110
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 6/01/47	2,000,000	1,399,560

		$5,387,615
Toll Roads - 2.2%
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/53	$2,000,000	$2,062,000
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 7/01/34	2,500,000	2,591,650
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	565,000	622,574
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	905,000	958,965

		$6,235,189
Transportation - Special Tax - 3.5%
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., “A”, 5%, 9/15/27	$2,000,000	$2,304,280
Commonwealth of Virginia, Transportation Board Rev., “A”, 4%, 9/15/26	1,000,000	1,078,970
Commonwealth of Virginia, Transportation Rev. (Northern Virginia Transportation District Program), “A”, 5%, 5/15/17	2,000,000	2,247,280
Virginia Port Authority, Port Fund Rev., 5%, 7/01/32	1,200,000	1,338,444
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 7/01/29	1,485,000	1,701,899
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/32	1,365,000	1,546,654

		$10,217,527
Universities - Colleges - 6.1%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/26	$1,770,000	$1,813,577
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/30	615,000	648,161
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/34	1,000,000	1,124,990
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	230,000	188,579
University of Virginia (University Rev.), 5%, 9/01/25	3,760,000	4,440,259
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/43	685,000	774,817
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 6/01/26	2,000,000	2,078,620
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/21	2,115,000	2,524,824
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 4/01/37	2,180,000	2,221,006
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/31	1,000,000	1,238,840
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 4/01/33	500,000	543,735

		$17,597,408
Universities - Secondary Schools - 0.7%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 1/01/40	$1,900,000	$2,049,207

Utilities - Municipal Owned - 3.4%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 7/15/16	$240,000	$266,390
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	1,430,000	1,662,404
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	785,000	882,167
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	470,000	544,354
Puerto Rico Electric Power Authority Rev., “KK”, N, 5.5%, 7/01/16	20,000	20,566
Puerto Rico Electric Power Authority Rev., “LL”, N, 5.5%, 7/01/17	15,000	15,484
Puerto Rico Electric Power Authority Rev., “MM”, N, 5%, 7/01/20	5,000	5,052

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “PP”, N, 5%, 7/01/24	$10,000	$9,884
Puerto Rico Electric Power Authority Rev., “UU”, N, 4.5%, 7/01/18	20,000	20,036
Richmond, VA, Public Utility Rev., 5%, 1/15/35	1,000,000	1,025,850
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/27	2,555,000	3,002,329
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/38	2,000,000	2,247,880

		$9,702,396
Utilities - Other - 1.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$945,000	$1,073,993
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	555,000	634,526
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	290,000	331,943
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	215,000	244,956
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	1,140,000	1,311,730

		$3,597,148
Water & Sewer Utility Revenue - 19.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 7/01/33	$1,400,000	$916,986
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/38	1,885,000	1,329,849
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/44	1,845,000	1,301,149
Fairfax County, VA, Water Authority Rev., 5%, 4/01/28	1,000,000	1,165,800
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 7/01/40	620,000	659,971
Guam Water & Wastewater System Rev., 5.25%, 7/01/20	60,000	67,147
Guam Water & Wastewater System Rev., 5.25%, 7/01/21	175,000	195,349
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/33	2,000,000	2,203,960
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/38	3,750,000	4,094,213
James City, VA, Water & Sewer Rev., 5%, 1/15/40	1,290,000	1,397,947
Norfolk, VA, Water Rev., 5%, 11/01/28	1,000,000	1,153,650
Norfolk, VA, Water Rev., 4.75%, 11/01/38	4,000,000	4,261,880
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 7/01/41	2,000,000	2,166,260
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/22	1,310,000	1,589,541
Virginia Resource Authority Infrastructure Rev. (Virginia Pooled Financing Program), “A”, 5%, 11/01/25	3,850,000	4,628,509
Virginia Resources Authority, Clean Water Rev., 4.75%, 10/01/27	3,000,000	3,293,550
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/31	1,000,000	1,147,020
Virginia Resources Authority, Infrastructure Rev., 5.25%, 11/01/33	2,895,000	3,263,881
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 11/01/40	1,400,000	1,550,864
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 11/01/38	2,600,000	2,879,604
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/25 (Prerefunded 11/01/21)	40,000	48,688
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/33 (Prerefunded 11/01/18)	105,000	123,902
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/25 (u)	1,245,000	1,465,863
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/27 (u)	5,755,000	6,695,943
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/28 (u)	3,000,000	3,473,130
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/25	1,555,000	1,842,348
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/33	2,245,000	1,070,214
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/34	2,250,000	1,022,040
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/35	1,950,000	836,141
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/36	1,250,000	510,638

		$56,356,037
Total Municipal Bonds		$287,281,367

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	3,545,110	$3,545,110
Total Investments		$290,826,477

Other Assets, Less Liabilities - (0.6)%		(1,697,215)
Net Assets - 100.0%		$289,129,262

5

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$287,281,367	$—	$287,281,367
Mutual Funds	3,545,110	—	—	3,545,110
Total Investments	$3,545,110	$287,281,367	$—	$290,826,477

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$270,983,002
Gross unrealized appreciation	18,368,450
Gross unrealized depreciation	(3,525,878)
Net unrealized appreciation (depreciation)	$14,842,572

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,097,091	15,759,989	(15,311,970)	3,545,110

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$691	$3,545,110

8

QUARTERLY REPORT

June 30, 2014

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.2%
General Obligations - General Purpose - 4.3%
Guam Government, “A”, 6.75%, 11/15/29	$35,000	$38,170
Guam Government, “A”, 5.25%, 11/15/37	250,000	248,983
Guam Government, “A”, 7%, 11/15/39	45,000	48,660
State of Illinois, 5.5%, 7/01/33	120,000	133,199
State of Illinois, 5.5%, 7/01/38	365,000	397,102
State of West Virginia, 4%, 6/01/22	2,000,000	2,197,320
State of West Virginia, 4%, 6/01/23	2,000,000	2,177,640

		$5,241,074
General Obligations - Schools - 8.8%
Hancock County, WV, Board of Education, 5%, 5/01/19	$1,130,000	$1,314,077
Hancock County, WV, Board of Education, 4.5%, 5/01/32	1,405,000	1,503,715
Marshall County, WV, Board of Education, 5%, 5/01/20	600,000	661,254
Monongalia County, WV, Board of Education, 5%, 5/01/29	1,000,000	1,131,120
Monongalia County, WV, Board of Education, 5%, 5/01/31	2,000,000	2,243,040
Putnam County, WV, Board of Education, 4%, 5/01/20	2,500,000	2,801,475
Putnam County, WV, Board of Education, 4%, 5/01/25	1,000,000	1,066,860

		$10,721,541
Healthcare Revenue - Hospitals - 15.7%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	$725,000	$828,276
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	450,000	491,216
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	420,000	466,675
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/25	340,000	382,643
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	410,000	458,278
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	290,000	324,742
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	725,000	741,407
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 7/01/38	675,000	711,950
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	855,000	933,908
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 7/01/41	1,100,000	1,272,876
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 5/01/27	750,000	786,060
West Virginia Hospital Finance Authority Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/28	1,000,000	1,105,650
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2/15/34	1,000,000	1,091,480
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 9/01/23	2,000,000	2,521,360
West Virginia Hospital Finance Authority, Hospital Rev. (Health Systems Obligations), 5.75%, 1/01/39	1,000,000	1,013,790
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	500,000	512,945
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 6/01/22	2,500,000	2,675,475
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health System), “A”, 5.5%, 6/01/44	1,460,000	1,640,208
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health System), “E”, 5.625%, 6/01/35	1,000,000	1,087,410

		$19,046,349
Industrial Revenue - Other - 0.9%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$950,000	$1,096,528

Miscellaneous Revenue - Other - 10.0%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	$605,000	$705,702
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	140,000	144,295
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	215,000	221,117
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/35	160,000	174,654
New York Liberty Development Corp. Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	1,085,000	1,193,196

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 7/01/18	$6,595,000	$7,306,205
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 7/01/39	2,200,000	2,408,010

		$12,153,179
Sales & Excise Tax Revenue - 3.5%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	$335,000	$352,139
Guam Government Business Privilege Tax Rev., “A”, 5.125%, 1/01/42	790,000	814,016
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	110,000	119,912
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	125,000	139,134
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/31	1,000,000	1,212,480
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	1,015,000	869,297
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	805,000	693,838

		$4,200,816
Single Family Housing - Local - 1.4%
West Virginia Housing Development Fund, “C”, 4.7%, 11/01/35	$635,000	$666,648
West Virginia Housing Development Fund, “C”, 4.9%, 11/01/43	920,000	973,424

		$1,640,072
Single Family Housing - State - 1.3%
West Virginia Housing Development Fund Rev., “A”, 1.7%, 11/01/18	$1,310,000	$1,312,175
West Virginia Housing Development Fund Rev., “A”, 2.95%, 11/01/21	300,000	304,641

		$1,616,816
State & Local Agencies - 7.9%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/34	$545,000	$621,731
West Virginia Building Commission, Lease Rev., “B”, AMBAC, 5.375%, 7/01/18	1,545,000	1,711,613
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/33	1,000,000	1,007,860
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 6/01/22	1,000,000	1,170,900
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 6/01/29	2,000,000	2,257,260
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/25	645,000	647,122
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/30	1,355,000	1,359,065
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/34	795,000	795,374

		$9,570,925
Tax - Other - 9.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$160,000	$173,354
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	55,000	59,838
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	360,000	405,004
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	110,000	118,822
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	120,000	124,297
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	110,000	120,374
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 6/15/40	2,475,000	2,734,355
West Virginia Housing Development Fund, “A”, 3.8%, 11/01/24	1,200,000	1,246,488
West Virginia School Building Authority Rev., “A”, FGIC, 5%, 7/01/20	2,000,000	2,237,940
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/26	1,000,000	1,108,530
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/28	750,000	826,260
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/30	1,000,000	1,131,830
West Virginia School Building Authority, Lottery Capital Improvement Rev., “A”, 2%, 7/01/15	1,215,000	1,236,469

		$11,523,561
Tax Assessment - 0.6%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/33	$455,000	$455,082
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	300,000	308,613

		$763,695

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 1.7%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$620,000	$719,764
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	190,000	142,777
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	990,000	734,382
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	1,670,000	403,071
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	20,000	4,696

		$2,004,690
Toll Roads - 1.0%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$155,000	$189,562
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	120,000	143,770
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/29	580,000	318,449
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/31	1,025,000	508,277

		$1,160,058
Transportation - Special Tax - 0.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/26	$560,000	$556,998

Universities - Colleges - 18.0%
Fairmont State College, WV, Board of Governors Rev., “A”, 5%, 6/01/32	$4,035,000	$4,377,773
Marshall University, WV, University Rev., 5%, 5/01/30	2,000,000	2,188,820
Marshall University, WV, University Rev., 5%, 5/01/41	1,000,000	1,074,010
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 7/01/21	1,270,000	1,254,531
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/31	110,000	101,266
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 6/01/35	1,675,000	1,717,662
University of Kentucky, General Receipts, “A”, 5%, 4/01/37	150,000	169,359
West Virginia Higher Education Policy Commission Rev. (Higher Education Facilities), “A”, 5%, 4/01/26	1,600,000	1,831,504
West Virginia School Building Authority Rev., “A”, 5%, 7/01/17	2,000,000	2,255,040
West Virginia University Rev. (West Virginia University Project), “A”, 5%, 10/01/35	1,000,000	1,114,140
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 4/01/20	1,700,000	2,040,731
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 4/01/28	3,035,000	3,733,778

		$21,858,614
Utilities - Investor Owned - 1.0%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	$470,000	$552,725
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	340,000	370,940
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 10/15/37	300,000	307,236

		$1,230,901
Utilities - Municipal Owned - 0.9%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	$605,000	$703,325
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	325,000	365,229

		$1,068,554
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$615,000	$814,420
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	480,000	545,520
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	245,000	280,106
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	125,000	143,079
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	290,000	327,709
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	70,000	73,592

		$2,184,426

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - 9.4%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 3/01/47	$1,000,000	$1,044,480
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6.125%, 7/01/24	1,000,000	767,010
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 7/01/22	200,000	221,138
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 7/01/40	515,000	548,202
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	75,000	96,187
West Virginia Water Development Authority Rev. (Loan Program IV), “A”, AGM, 5%, 11/01/44	2,000,000	2,090,560
West Virginia Water Development Authority Rev. (Loan Program IV), “B”, AMBAC, 5.125%, 11/01/24	2,140,000	2,255,239
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/38	3,000,000	3,251,010
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/43	1,000,000	1,078,190

		$11,352,016
Total Municipal Bonds		$118,990,813

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	1,041,451	$1,041,451
Total Investments		$120,032,264

Other Assets, Less Liabilities - 0.9%		1,095,933
Net Assets - 100.0%		$121,128,197

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$118,990,813	$—	$118,990,813
Mutual Funds	1,041,451	—	—	1,041,451
Total Investments	$1,041,451	$118,990,813	$—	$120,032,264

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$113,838,256
Gross unrealized appreciation	6,927,372
Gross unrealized depreciation	(733,364)
Net unrealized appreciation (depreciation)	$6,194,008

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	99	12,180,310	(11,138,958)	1,041,451

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$382	$1,041,451

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2014

*	Print name and title of each signing officer under his or her signature.